UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-21237

                                                            Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN   46208
(Address of principal executive offices)  (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   9/30

Date of reporting period:  03/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

APPLESEED FUND

Semi-Annual Report

March 31, 2012

Fund Adviser:

Toll Free (800) 470-1029

www.appleseedfund.com

 April 17, 2012

Dear Shareholders,

In the first three months of 2012, the S&P 500 Index, including dividends, appreciated a strong 12.6%.  After a year of unsettling headlines highlighting a myriad of economic and political events, the news became less of a headwind for investors.  This reduction of surface tension and consequent sentiment improvement, together with record warm temperatures and an economy that is moderately expanding, clearly buoyed equities in the first quarter.

Stretching back to its early October 2011 low, the market increased 32% in the nearly half year through 3/31/12 with barely a hiccup and moved to a mere 10% short of its last peak reached in the fall of 2007.  Investors increased their appetite for risk following the lead of previously cautious market pundits, many who now judge a repeat of the 2008 - 2009 collapse to be unlikely.

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling
1–800–470–1029.

As disclosed in the Fund’s prospectus dated January 30, 2012, the gross expense ratio of the APPLX is 1.70%, and the net expense ratio after contractual fee waivers is 1.35%.  The advisor has contracted with the Fund to maintain a 1.24% expense ratio (excluding indirect expenses) for APPLX through February 28, 2013.   Appleseed Fund’s inception date was December 8, 2006.

 April 17, 2012

While not matching the torrid pace of the market, Appleseed Fund also experienced a strong first quarter, generating a total return of 9.53%.  HanesBrands, Weyerhaeuser, John B. Sanfilippo, and Shimano were the most significant contributors to the Fund’s strong performance in Q1, with each generating an IRR during the quarter of more than 20%.  John B. Sanfilippo was Appleseed’s worst performing investment in 2011, but so far in 2012 it has been our best performing stock.  Despite the stock’s recent rise, we have not sold a share of stock, as we believe the company still remains significantly undervalued.

The only holdings in the Appleseed Fund which declined during Q1 were Willis Group, Western Union, and Albany Molecular Research, and their declines were slight.  Importantly, their declines were not due to impairments of intrinsic value, in our view, and we increased our position during the quarter of both Willis Group and Western Union.  Another detractor to the Fund’s strong performance was the Fund’s double-digit cash position.  While it is wonderful to own cash when the market is declining, cash can become a serious performance drag during periods such as the past two quarters when the market was surging.  Despite the negative real return that cash generates today, cash provides us with liquidity we can deploy when stocks are on sale.

As we have mentioned many times in previous Appleseed letters, our goal is not to beat the market (which we define as the S&P 500 Index) every quarter, but to execute an investment strategy that outperforms the S&P 500 Index over the long term.  We continue to meet our long-term goal, having outperformed the S&P 500 Index since the Fund’s inception by almost five percentage points per year on average.  Today our investment approach remains the same; we look to invest in high quality companies where our own estimate of intrinsic value is at least 50% higher than the current stock price.

Activist Central Banks

Notwithstanding the recent strength of the market, our view is that, although the market’s storm clouds may have passed, they are still on the horizon and a wind shift could easily bring them back.  Put simply, while the financial markets and the economy seemingly are in recovery mode, we remain cautious and defensively positioned.  Let us explain our reasoning.

That the markets and the economy appear to be on the mend, investors can give thanks to the willingness and ability of the world’s central banks to prop them up with cheap and easy money.  The scale of these money printing efforts speaks to the world we live in today.  And it continues.

www.appleseedfund.com                                                                                                                                                                                                                                                          (800) 470-1029

Recently, the Federal Reserve Board announced its intention to maintain interest rates at near zero until 2014.  If the Fed remains true to its word, by the end of 2014 that will be six consecutive years of near-zero interest rates.  In real terms (adjusted for inflation), interest rates remain negative as central banks do backbends to push investors into taking more risk with their investments.

In Europe, the European Central Bank (ECB), with the aid of nearly $1 trillion of newly created lending capacity, bailed out Greece (yet again) and seemingly pulled Italy and Spain back from the edge of the sovereign debt crisis.  This allowed interim calm to return to the financial markets, although the situation in all three countries remains dire.  What the ECB has planned for Portugal, which has already received one bail-out and whose finances are still viewed as precarious, has not yet been determined.  Moreover, the challenges for Italy and Spain are also daunting.  These 3rd and 4th largest members, respectively, of the ECB have sizeable budget deficit and debt financing issues facing them, which, while perhaps not problematic near-term, nonetheless, need to be addressed.

Not to belabor a point we have made a number of times before, but it goes to our core as prudent, risk-averse investors -- the cure for the problem of too much debt is not to add more debt.  The cure is to liquidate and/or restructure excessive debt.  While more debt might be positive in its short-term impact and positive for over-leveraged banks that are increasingly dependent on government bailouts, added debt and the related money printing that necessarily goes along with it creates considerable long-term economic imbalances and distortions as it erodes currency values, encourages financial speculation, and reduces living standards.

Wide-Eyed Realism

At Appleseed Fund, we work hard to separate the logical from the illogical, minimize the impact of emotion, and get to the truth or reality of the issues being addressed; that is not always easy and sometimes it is not possible.  Much of the available information is distorted by an unholy trinity of conflicted institutions that include politicians, too-big-to-fail banks, and the mainstream media.

A significant proportion of what we do is related to the study of history—the history of companies, industries, the economy, the financial markets, etc.  We do this individually and collectively as part of our process of creating and executing investment strategies.  Most of the time, we learn a great deal from the past that is a helpful guide to the future.  As Winston Churchill said, “The farther back you can look the farther forward you are likely to see.”

One important history lesson we have learned in the past several years is the need to be unusually skeptical of the efficacy of the ongoing manipulations of central banks.  Their public pronouncements to the contrary, we continue to believe the efforts of the world’s central bankers will have negative repercussions.  In the last fifteen years, we have seen the tech bubble form and then burst, and we have seen the housing bubble form and then burst, both due in large part to the Federal Reserve’s interest rate policies.  Artificially low interest rates distort economic activity; amongst other things, they force retirees to cut back on their spending, they push students into unsustainably large loans, and they raise the prices of groceries.

Our focus remains “Do no harm” while seeking opportunities to grow the real value of Appleseed’s capital in the face of money printing.  It is very much in our DNA to dwell on the downside risks associated with our investment strategies.  While we have reiterated ad nauseam the dangers associated with too much debt in the system (and policymakers’ responses to it), we feel we would be remiss if we did not briefly summarize our view of the market risks at hand.

•
Inflation/Deflation Risk:  We continue to see bifurcated risks to the system.  On the one hand, the enormous indebtedness of European banks and U.S. consumers remains highly deflationary.  We saw a significant wave of deflation hit the markets during the 2008-2009 credit crisis.  Left unchecked, we would have seen a flood of bankruptcies and debt restructurings, paving the way for an eventual recovery.  Because private and public debts remain unsustainably high, the risk of deflation remains with us today.

www.appleseedfund.com                                                                                                                                                                                                                                                         (800) 470-1029

To combat these deflationary forces, central bankers are printing money to bail out banks and sovereign governments with artificially low interest rates.  In doing so, the expectation is that the world will eventually inflate its way out of its monumental indebtedness.  With inflation, creditors will be repaid eventually with cheaper currency.  While the overall consumer price index (CPI) index has thus far been relatively contained, thanks in large part to the still-soft real estate market, the food and energy components of the CPI have increased 3.3% and 4.6%, respectively during the past 12 months.

•
Recession Risk:  Despite extraordinary fiscal and central bank stimulus to the economy, the risk of economic recession is not insignificant.  Stock prices have been increasing due in no small part to central bank monetary policy; equities have become the default option for investors unwilling to tolerate near-zero interest rates.  It is not because the economy has found solid footing.  We are encouraged by the fact that employment has increased and unemployment is down; yet, we remind ourselves that a large part of the reduced unemployment rate is due to a lower labor force participation rate in recent years.  The labor participation rate has decreased from 66.2% in early 2007 to 63.8% last month primarily reflecting discouraged workers having dropped out of the labor force.  Had the participation rate remained fairly constant, the present unemployment rate would be substantially higher than the 8.2% being reported.

•
Oil Shock Risk:  Despite a plethora of encouraging renewable energy developments, the continued overdependence of the world’s economy on readily available oil supplies cannot be underestimated.  Energy security for importers of energy is declining, which is why the United States has two aircraft carriers deployed in the Persian Gulf, and it is why Argentina recently decided to nationalize the oil company YPF. In recent months, geopolitical tension between the United States and Iran has intensified. In an already tight oil market, the imposition of financial and economic sanctions on Iran by the West (with more to come) has resulted in a reduction of crude oil supplies coming to market from Iran.  Since last fall, crude oil prices have risen by 25%, much of it due to the fear that future oil supplies could further contract.  Until our transportation system becomes more fuel efficient, a sudden curtailment of supplies with a corresponding oil price shock would likely result in a crippling business recession.

•
Looming Fiscal Austerity:   The U.S. economy faces two major fiscal drags beginning January 1, 2013.  First, a number of different tax increases will all hit on that date.  The so-called Bush tax cuts will expire.  Taxes will rise substantially on dividends, capital gains, and personal income.  The 2% temporary payroll tax cut ends and unemployment benefits will be reduced as well.  Second, spending cuts agreed to last year by Congress and the Obama Administration of $120 billion (annually) automatically kick in beginning on January 1.  What all this adds up to is a sizeable drain on the economy; the combined tax hike/spending cut impact could be as much as 3.5% of GDP, well over $500 billion.  These two fiscal drags may not come to pass if legislation is passed; however, given the distraction of the election in the fall and the short (lame duck) legislative session that follows, the fiscal outlook is far from certain.

•
Peak Profit Margins:  Corporate profit margins are now above 10%, substantially higher than their seven-decade average of about 6% (7% since the 1990s).  Past periods of exceptionally high margins have triggered increased competition while margins too low have resulted in businesses retrenching and bankruptcies—i.e., profit margins sooner or later mean revert.  We expect that rising labor, energy, and other operating costs, coupled with an inability to pass these inflationary pressures on to consumers in a slowly growing economy, will eventually result in profit margin pressures.

What all this adds up to is a macro-environment whose fundamental underpinnings are not especially strong.  The best description of the situation is that we are in a “stagflating economy” (no real growth, accompanied by higher prices) supported by an increasingly fragile financial and monetary system.

Recent Portfolio Changes

In the past several months, we have added four stocks to Appleseed Fund that we feel could generate attractive risk-adjusted returns, and we have sold two stocks:

New Positions	Sold Positions
Tesco	Weyerhaeuser
Aon	Annaly Capital Management
Nexen
Sykes Enterprises

www.appleseedfund.com                                                                                                                                                                                                                                                              (800) 470-1029

Appleseed’s newest (and largest individual) position is Tesco (TSCO-UK), a supermarket chain headquartered in the UK but conducting business in 12 countries.  Its structural advantages stem from its sizeable buying power, distribution and scale economies, customer usage database, and real estate bank, all of which translate into the highest sales/square foot, highest profitability, and highest returns on capital versus its peers in the UK where its market share hovers around 30%.  Most importantly, the UK grocery sector is trading at its lowest valuation in the past two decades.  Tesco’s stock is the cheapest in the group and pays its owners a dividend of nearly 5% at current prices.

We have also acquired a meaningful position in AON (AON), the world’s largest insurance brokerage and one of the largest human resources consulting firms.  Including the Fund’s already existing position in Willis Group, Appleseed now owns the shares of two insurance brokers.  These businesses have attractive margins, low capital requirements, strong barriers to entry, sticky client relationships and good growth prospects.  With a 10%+ free cash flow yield, Aon’s stock is trading well below our estimate of its intrinsic value.

We purchased our initial position in Weyerhaeuser (WY) less than six months ago, but we sold our entire position this quarter because the company’s stock price increased and surpassed our intrinsic value estimate.  Optimism that the housing recovery has finally arrived increased greatly in recent months, due in no small part to the warm Spring that many regions of the United States experienced.  We suspect that the sudden increase in Mr. Market’s optimism was somewhat premature, but we were happy to sell him Appleseed’s Weyerhaeuser shares at what we believe is full value.

It is also worth mentioning that we initiated a new position in Shimano (7309-JP) in December 2011.  Headquartered in Japan, Shimano’s bicycle component business is global in nature with 88% of sales generated outside Japan.  Shimano has a number of attractive investment characteristics – namely, a well-recognized global brand, dominant market share in growing categories, a robust balance sheet, a top-notch engineering squad, clearly defined target markets, and a strong management team.  Also, as gasoline becomes more expensive, we expect bicycles to gain wallet share among consumers, to Shimano’s benefit.

Before closing, we want to thank you for your confidence in our efforts on your behalf and will endeavor to earn it in the years ahead.  Should you have any questions about the contents of this letter or anything relating to our management of Appleseed Fund, please do not hesitate to reach out to us.

Sincerely,

Ronald Strauss, CFA                                                                               William Pekin, CFA                                                                                                     Adam Strauss, CFA

                 Richard Singer, CFA                                                                                                                                               Joshua Strauss, CFA

www.appleseedfund.com                                                                                                                                                                                                                                                              (800) 470-1029

The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

At the end of the Fund’s reporting period on March 31, 2012, Tesco (TSCO-UK) represented 7.0%, Willis Group (WSH) represented 3.8%, John B. Sanfilippo (JBSS) represented 3.6%, HanesBrands (HBI) represented 3.5%, Nexen (NXY) represented 2.1%, Weyerhaeuser (WY) represented 0.0%, Annaly Capital Management represented 0.0% (NLY), Sykes Enterprises (SYKE) represented 0.3%, Albany Molecular Research (AMRI) represented 1.7%, Shimano (7309-JP) represented 4.0%, Aon represented 3.8%, and Western Union (WU) represented 3.7% of the portfolio, respectively.

The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund's prospectus contains this and other information about the Fund, and should be read carefully before investing.  You may obtain a current copy of the Fund's prospectus by calling 1-800-470-1029.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN  46208 (Member FINRA).

www.appleseedfund.com                                                                                                                                                                                                                                                               (800) 470-1029

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Investor Class commenced operations on December 8, 2006.  The Institutional class commenced operations on January 31, 2011.
*** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

 The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

www.appleseedfund.com                                                                                                                                                                                                                                                               (800) 470-1029

Investments Results – continued (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 8, 2006 for the Investor Class and held through March 31, 2012. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-470-1029.  The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing.  The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

www.appleseedfund.com                                                                                                                                                                                                                                                               (800) 470-1029

Investments Results – continued (Unaudited)

The chart above assumes an initial investment of $10,000 made on January 31, 2011 for the Institutional Class (commencement of Fund operations) and held through March 31, 2012. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-470-1029.  The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing.  The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)
      1As a percentage of net assets.

The Appleseed Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser, Pekin Singer Strauss Asset Management.  The investment objective of the Appleseed Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from October 1, 2011 to March 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions.  The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Appleseed Fund - Investor Class	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period October 1, 2011 – March 31, 2012*
Actual	$1,000.00	$1,111.31	$6.53
Hypothetical (5% return before expenses)	$1,000.00	$1,018.81	$6.25

*Expenses are equal to the Investor Class annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Appleseed Fund - Institutional Class	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period October 1, 2011 – March 31, 2012*
Actual	$1,000.00	$1,111.83	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$4.99

*Expenses are equal to the Institutional Class annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Appleseed Fund
Schedule of Investments
March 31, 2012
(Unaudited)

Common Stocks - 73.07%	Shares	Fair Value

Business Services - 1.42%
Staples, Inc.	203,050	$3,285,349

Consumer Discretionary - 7.47%
Hanesbrands, Inc. (a)	271,475	8,019,371
Shimano, Inc. (b)	152,700	9,249,766
		17,269,137

Consumer Staples - 16.84%
Avon Products, Inc.	505,745	9,791,223
Dr. Ci:Labo Co., Ltd. (b)	945	4,386,536
Female Health Company / The	37,600	203,792
John B. Sanfilippo & Son, Inc. (a)	670,944	8,366,672
Tesco, plc	3,075,000	16,213,172
		38,961,395

Energy - 7.90%
Nabors Industries, Ltd. (a)	398,650	6,972,388
Nexen, Inc.	258,000	4,734,300
Noble Corp. (a)	175,000	6,557,250
		18,263,938

Financials - 11.33%
Aon Corp.	179,311	8,796,998
Western Union Co.	484,893	8,534,117
Willis Group Holdings PLC	253,550	8,869,179
		26,200,294

Health Care Services - 3.47%
Albany Molecular Research, Inc. (a)	1,432,256	3,867,091
PDI, Inc. (a)	625,145	4,169,717
		8,036,808

Industrials - 4.20%
Mabuchi Motor Co., Ltd. (b)	200,200	9,134,832
Sykes Enterprises, Inc. (a)	36,776	581,061
		9,715,893

Materials - 5.20%
Sealed Air Corp.	623,009	12,030,304

Pharmaceuticals - 6.34%
Johnson & Johnson	56,900	3,753,124
Novartis AG (c)	196,950	10,912,999
		14,666,123

Real Estate - 2.33%
Pico Holdings, Inc. (a)	230,286	5,400,207

Technology - 2.34%
Rohm Company, Ltd. (b)	109,000	5,410,596

Telecommunication Services - 4.23%
SK Telecom Co., Ltd. (c)	703,300	9,782,903

TOTAL COMMON STOCKS (Cost $162,335,516)		169,022,947

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
March 31, 2012
(Unaudited)

Gold Trusts - 16.82%	Shares	Fair Value

Central Gold Trust (a) (e) (f)	179,362	$11,434,328
ETFS Gold Trust (a) (d)	23,500	3,882,905
iShares Gold Trust (a) (d)	86,000	1,399,220
SPDR Gold Trust (a) (d)	38,700	6,274,818
Sprott Physical Gold Trust (a) (e) (f)	1,101,765	15,909,487

TOTAL GOLD TRUSTS (Cost $32,598,816)		38,900,758

	Principal
Certificates of Deposit - 1.08%	Amount

Pacific Coast Bank, 0.20%, 04/12/2012	$250,000	250,000
Pacific Coast Bank, 0.17%, 06/07/2012	501,870	501,870
Pacific Coast Bank, 0.17%, 06/27/2012	500,000	500,000
Self-Help Federal Credit Union, 0.75%, 05/29/2012	250,942	250,942
Self-Help Federal Credit Union, 0.75%, 05/29/2012	250,942	250,942
University Bank, 0.095%, 04/05/2012	750,000	750,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,503,754)		2,503,754

Money Market Securities - 10.43%	Shares

Federated Government Obligations Fund - Institutional Shares, 0.01% (g)	24,116,545	24,116,545

TOTAL MONEY MARKET SECURITIES (Cost $24,116,545)		24,116,545

TOTAL INVESTMENTS (Cost $221,554,631) - 101.40%		$234,544,004

Liabilities in excess of other assets - (1.40%)		(3,233,350)

TOTAL NET ASSETS - 100.00%		$231,310,654

(a) Non-income producing
(b) Japanese Security
(c) American Depositary Receipt
(d) Exchange-Traded Fund
(e) Closed-End Mutual Fund
(f) Passive Foreign Investment Company
(g) Variable rate security; the money market rate shown represents the rate at March 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Futures Contracts
March 31, 2012
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)

BP Currency Futures Contract June 2012	(162)	$(16,187,850)	$(88,772)
Euro Currency Futures Contract June 2012	(99)	(16,507,013)	(25,830)
Japanese Yen Currency Futures Contract June 2012	(135)	(20,381,625)	85,356

Total Short Futures Contracts			$(29,246)

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Assets and Liabilities
March 31, 2012
(Unaudited)

Assets
Investments in securities, at fair value (Cost $221,554,631)	$234,544,004
Cash held at broker (a)	1,075,500
Receivable for investments sold	4,222,574
Receivable for fund shares purchased	393,802
Dividends receivable	696,904
Prepaid expenses	33,895
Interest receivable	749
Total assets	240,967,428

Liabilities
Payable to Adviser (b)	143,870
Payable for investments purchased	9,253,723
Payable for fund shares redeemed	144,945
Payable for Administration Plan fees, Investor Class (b)	44,688
Payable to administrator, fund accountant, and transfer agent (b)	25,486
Payable to custodian (b)	6,908
Payable to trustees and officers	98
Payable for net variation margin on futures contracts	9,900
Other accrued expenses	27,156
Total liabilities	9,656,774

Net Assets	$231,310,654

Net Assets consist of:
Paid in capital	$217,469,119
Accumulated undistributed net investment income (loss)	(2,143,309)
Accumulated undistributed net realized gain (loss) from investment transactions	3,078,919
Net unrealized appreciation (depreciation) on:
Investment securities	12,989,373
Futures contracts	(29,246)
Foreign currency translation	(54,202)

Net Assets	$231,310,654

Net Assets: Investor Class	$213,360,531

Shares outstanding (unlimited number of shares authorized)	16,577,914

Net asset value and offering price per share	$12.87

Redemption price per share ($12.87 * 98%) (c)	$12.61

Net Assets: Institutional Class	$17,950,123

Shares outstanding (unlimited number of shares authorized)	1,393,517

Net asset value and offering price per share	$12.88

Redemption price per share ($12.88 * 98%) (c)	$12.62

(a) Cash used as collateral for futures contract transactions.
(b) See Note 5 in the Notes to the Financial Statements
(c) The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Operations
For the six months ended March 31, 2012
(Unaudited)

Investment Income
Dividend income (net of withholding tax $79,728)	$1,430,741
Interest income	4,044
Total Income	1,434,785

Expenses
Investment Adviser fee (a)	1,023,724
Administration plan fee, Investor Class (a)	238,166
Administration expenses (a)	67,276
Transfer agent expenses (a)	43,673
Legal expenses	18,988
Fund accounting expenses (a)	30,514
Registration expenses	29,085
Custodian expenses (a)	24,087
Printing expenses	18,705
Auditing expenses	8,548
Trustee expenses	4,803
CCO expenses	4,210
Miscellaneous expenses	1,246
24f-2 expenses	(5,492)
Insurance expenses	2,458
Pricing expenses	1,049
Total Expenses	1,511,040
Less: Fees waived & expenses reimbursed by Adviser (a)	(260,197)
Net operating expenses	1,250,843
Net Investment Income	183,942

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	2,309,732
Foreign currency translations	(44,658)
Futures contracts	1,460,240
Change in unrealized appreciation (depreciation) on:
Investment securities	17,112,171
Foreign currency translations	(38,617)
Futures contracts	(52,075)
Net realized and unrealized gain (loss) on investment securities
foreign currency translations, & futures contracts	20,746,793
Net increase (decrease) in net assets resulting from operations	$20,930,735

(a) See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statements of Changes In Net Assets

	Six Months Ended March 31, 2012	Year Ended
	(Unaudited)	September 30, 2011
Operations
Net investment income (loss)	$183,942	$404,752
Distributions of Long-term capital gains received from underlying investments	-	17,204
Net realized gain (loss) on investment securities, foreign currency translations, & futures contracts	3,725,314	9,032,532
Change in unrealized appreciation (depreciation) on investment securities	17,021,479	(12,583,629)
Net increase (decrease) in net assets resulting from operations	20,930,735	(3,129,141)

Distributions
From net investment income, Investor Class	(1,847,333)	(1,231,390)
From net realized gains, Investor Class	(9,157,684)	(1,218,683)
From net investment income, Institutional Class	(158,108)	-
From net realized gains, Institutional Class	(647,001)	-
Total distributions	(11,810,126)	(2,450,073)

Capital Share Transactions - Investor Class
Proceeds from Fund shares sold	63,286,677	124,077,416
Proceeds from redemption fees collected (a)	78,104	25,281
Reinvestment of distributions	10,842,527	2,320,676
Amount paid for Fund shares redeemed	(38,257,460)	(78,477,301)
Net increase (decrease) in net assets resulting from
Investor Class capital share transactions	35,949,848	47,946,072

Capital Share Transactions - Institutional Class
Proceeds from Fund shares sold	6,014,610	13,210,197	(b)
Proceeds from redemption fees collected (a)	1,414	7,682	(b)
Reinvestment of distributions	804,808	-	(b)
Amount paid for Fund shares redeemed	(1,397,556)	(453,963)	(b)
Net increase (decrease) in net assets resulting from
Institutional capital share transactions	5,423,276	12,763,916

Total Increase (Decrease) in Net Assets	50,493,733	55,130,774

Net Assets
Beginning of period	180,816,921	125,686,147

End of period	$231,310,654	$180,816,921

Accumulated undistributed net investment (loss)
included in net assets at end of period	$(2,143,309)	$(321,810)

Capital Share Transactions - Investor Class
Shares sold	5,010,326	9,463,054
Shares issued in reinvestment of distributions	919,638	181,303
Shares repurchased	(3,065,027)	(6,024,186)

Net increase (decrease) in Investor Class shares outstanding	2,864,937	3,620,171

Capital Share Transactions - Institutional Class
Shares sold	478,672	995,387	(b)
Shares issued in reinvestment of distributions	68,262	-	(b)
Shares repurchased	(113,570)	(35,234)	(b)

Net increase (decrease) in Institutional Class shares outstanding	433,364	960,153

(a) The Fund charges a 2% redemption fee on shares redeemed within 90 calendars days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.
(b) For the period January 31, 2011 (Commencement of the Institutional Class) through September 30, 2011.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund - Investor Class
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended March 31, 2012 (Unuadited)		Year ended September 30, 2011		Year ended September30, 2010		Period ended September 30, 2009	(a)	Year ended November 30, 2008		Period ended November 30, 2007	(b)

Selected Per Share Data:
Net asset value, beginning of
period	$ 12.32		$ 12.45		$ 11.46		$ 7.44		$ 9.85		$ 10.00
Income from investment operations:
Net investment income (loss)	0.01	(c)	0.04		0.07	(c)	0.07	(c)	0.22	(c)	0.12
Net realized and unrealized
gain (loss) on investments	1.29		0.06	(n)	0.95		4.04		(2.46)		(0.26)
Total from investment
operations	1.30		0.10		1.02		4.11		(2.24)		(0.14)

Less distributions to shareholders:
From net investment income	(0.12)		(0.12)		(0.02)		(0.09)		(0.17)		(0.02)
From net realized gain	(0.63)		(0.11)		(0.02)		-		-	(d)	-
Total distributions	(0.75)		(0.23)		(0.04)		(0.09)		(0.17)		(0.02)

Paid in capital from redemption
fees	-	(e)	-	(e)	0.01		-	(e)	-	(e)	0.01

Net asset value, end of period	$ 12.87		$ 12.32		$ 12.45		$ 11.46		$ 7.44		$ 9.85

Total Return (f)	11.13%	(g)	0.74%		9.03%		55.95%	(g)	(23.07)%		(1.33)%	(g)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 213,361		$ 168,961		$ 125,686		$ 55,905		$ 8,992		$ 6,501
Ratio of net expenses to average
net assets (l)	1.24%	(h)	1.24%	(m)	1.24%		1.17% (h)	(k)	0.90%		0.90%	(h)
Ratio of net expenses to average net assets
before reimbursement & federal
income taxes (l)	1.49%	(h)	1.48%		1.32%		2.02%	(h)	3.09%		3.52% (h)	(i)
Ratio of net investment income (loss) to
average net assets (l)	0.16%	(h)	0.25%		0.54%		0.87%	(h)	2.40%		1.40%	(h)
Ratio of net investment income (loss) to average net assets before reimbursement & federal
income taxes (l)	-0.09%	(h)	0.01%		0.46%		0.02%	(h)	0.21%		(1.22)%(h)	(j)
Portfolio turnover rate	39.23%	(g)	68.05%		61.48%		40.54%	(g)	127.63%		27.07%	(g)

(a) The Fund's Board of Trustees elected to change its fiscal year end from November 30 to September 30.
The information presented is from December 1, 2008 through September 30, 2009.
(b) For the period December 8, 2006 (the date the Fund commenced operations) through November 30, 2007.
(c) Net investment income per share is based on average shares outstanding during the period.
(d) Net realized gain distributed amounted to less than $0.005 per share.
(e) Redemption fees resulted in less than $0.005 per share.
(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g) Not annualized.
(h) Annualized.
(i) The expense ratio before reimbursements includes income taxes of .09% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(j) The net investment income (loss) ratio includes income tax expense of (.09)% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(k) Effective April 1, 2009, the Adviser has contractually agreed to cap the Fund's expenses at 1.24%. Prior to April 1,
2009, the Fund's expense cap was 0.90%.
(l) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(m) Effective January 28, 2011, the Adviser has contractually agreed to cap the Fund's expenses at 0.99% excluding fees paid pursuant to an Administrative Services Plan. Prior to January 28, 2011, the Fund's expense cap was 1.24%. Also effective January 28, 2011, the Fund adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Investor Class shares.
(n) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund - Institutional Class
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months Ended		For the
	March 31, 2012		Period Ended
	(Unaudited)		September 30, 2011	(a)

Selected Per Share Data
Net asset value, beginning of period	$12.35		$12.59

Income from investment operations:
Net investment income	0.03	(c)	0.05	(c)
Net realized and unrealized gain (loss) on investments	1.28		(0.30)
Total from investment operations	1.31		(0.25)

Less Distributions to shareholders:
From net investment income	(0.15)		-
From net realized gain	(0.63)		-
Total distributions	(0.78)		-

Paid in capital from redemption fees	-	(g)	0.01

Net asset value, end of period	$12.88		$12.35

Total Return (b)	11.18%	(d)	(1.91)%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$17,950		$11,856
Ratio of expenses to average net assets (f)	0.99%	(e)	0.99%	(e)
Ratio of expenses to average net assets
before waiver and reimbursement (f)	1.24%	(e)	1.34%	(e)
Ratio of net investment income (loss) to
average net assets (f)	0.46%	(e)	0.58%	(e)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement (f)	0.21%	(e)	0.23%	(e)
Portfolio turnover rate	39.23%	(d)	68.05%	(d)

(a) For the period January 31, 2011 (commencement of operations) through September 30, 2011.
(b) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(c) Net investment income per share is based on average shares outstanding during the period.
(d) Not annualized.
(e) Annualized.
(f) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(g) Redemption fees resulted in less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 1.  ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board.  The Fund’s investment Adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”).  The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class.  Investor shares were first offered to the public on December 8, 2006; and Institutional shares were first offered to the public on January 31, 2011.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.  The primary difference between the two classes is attributable to the administrative service fee arrangements for the Investor Class.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified.  As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation - Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the fair values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gains and losses from foreign currency transactions. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid.  Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

As of and during the six months ended March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).  Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date.  The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available.  Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed with 90 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, gold trusts, and closed-end funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded and when the market is considered active will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$169,022,947	$-	$-	$169,022,947

Gold Trusts	38,900,758	-	-	38,900,758

Certificates of Deposit	-	2,503,754	-	2,503,754

Money Market Securities	24,116,545	-	-	24,116,545

Total	$232,040,250	$2,503,754	$-	$234,544,004
 * Refer to Schedule of Investments for industry classifications.

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Futures Contracts*	$(29,246)	$-	$-	$(29,246)

Total	$(29,246)	$-	$-	$(29,246)
*The amount shown represents the gross unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between any Levels for the period ended March 31, 2012.

NOTE 4. DERIVATIVE TRANSACTIONS

Currency Futures Contracts – The Appleseed Fund entered into currency futures contracts (long and short) to hedge its foreign currency exposure during the fiscal period.  A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates.  Cash held at broker as of March 31, 2012 is held for collateral for futures transactions and is restricted from withdrawal.

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of March 31, 2012 and the effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2012.

At March 31, 2012:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Short currency futures contracts	Payable for net variation margin on futures contracts	$9,900

For the six months ended March 31, 2012 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Sold Short	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Short currency futures contracts	Net realized and unrealized gain (loss) on currency futures contracts	521	268	$1,460,240	$(52,075)

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended March 31, 2012, before the waiver described below, the Adviser earned a fee of $1,023,724 from the Fund.  The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses through February 28, 2013, so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Investor Class only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest, any 12b-1 fees, and extraordinary expenses do not exceed 0.99% of the Fund’s average daily net assets.  Prior to January 28, 2011, the Fund’s expense cap was 1.24%.  For the six months ended March 31, 2012, the Adviser waived fees of $260,197.  At March 31, 2012, the Adviser was owed $143,870 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at September 30, 2011 are as follows:

Recoverable through
Amount	September 30,

$152,291	2012
$91,650	2013
$380,938	2014

For the six months ended March 31, 2012, $260,197 may be subject to potential repayment by the Fund to the Adviser through September 30, 2015.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended March 31, 2012, HASI earned fees of $67,276 for administrative services provided to the Fund.  At March 31, 2012, the Fund owed HASI $14,018 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal Distributor and Huntington National Bank, the former custodian of the Fund’s investments.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2012, HASI earned fees of $43,673 from the Fund for transfer agent services. For the six months ended March 31, 2012, HASI earned fees of $30,514 from the Fund for fund accounting services.  At March 31, 2012, the Fund owed HASI $5,655 for transfer agent services and $5,813 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund for the six months ended March 31, 2012. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such person may be deemed to be affiliates of the Distributor.

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Effective January 28, 2011, the Fund has adopted an Administrative Services Plan Fee with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor.  Financial intermediaries eligible to receive payments under the Administrative Services Plan Fee include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares.  For purposes of the Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Investor Class shares because these fees are paid out of the assets of the Investor Class’ assets on an on-going basis.  For the six months ended March 31, 2012, the Investor Class incurred Service fees of $238,166.  At March 31, 2012, $44,688 was owed to the Adviser.

NOTE 6.  INVESTMENT TRANSACTIONS

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which is currently inactive. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to efficiently achieve its investment objectives and to realize economies of scale. The Fund does not currently intend to activate the Plan prior to January 31, 2013.

For the six months ended March 31, 2012, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases

U.S. Government Obligations	$-
Other	111,807,248
Sales
U.S. Government Obligations	$-
Other	68,678,085

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 6.  INVESTMENT TRANSACTIONS - continued

At March 31, 2012, the appreciation (depreciation) of investments for tax purposes, excluding futures contracts, was as follows:

Amount
Gross Appreciation	$18,760,219
Gross (Depreciation)	(7,382,791)
Net Appreciation
(Depreciation) on Investments	$11,377,428

At March 31, 2012, the aggregate cost of securities for federal income tax purposes, was $223,166,576.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At March 31, 2012, Charles Schwab & Co., for the benefit of its customers, owned 27.82% of the Investor class.  As a result, Charles Schwab & Co. may be deemed to control the Investor class.  At March 31, 2012, Charles Schwab & Co., for the benefit of its customers, owned 52.01% of the Institutional Class, while National Financial Services owned 26.84% of the Institutional class.  As a result, Charles Schwab & Co and National Financial Services may be deemed to control the Institutional Class.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

On December 23, 2011, an income dividend of $0.1263 per share was made to shareholders of record on December 22, 2011 for the Investor Class.  On December 23, 2011, an income dividend of $0.1530 per share was made to shareholders of record on December 22, 2011 for the Institutional Class.

On December 23, 2011, a long-term capital gain of $0.4721 per share was made to shareholders of record on December 22, 2011 for both the Investor Class and Institutional Class.

On December 23, 2011, a short-term capital gain of $0.1540 per share was made to shareholders of record on December 22, 2011 for both the Investor Class and Institutional Class.

The tax characterization of distributions for the fiscal periods ended September 30, 2011 and 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary Income	$1,231,390	$331,387
Long-term Capital Gain	$1,218,683	$9,658
	$2,450,073	$341,045

Appleseed Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS - continued

At September 30, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$3,054,681
Undistributed long-term capital gains	7,393,717
Unrealized appreciation (depreciation)	(5,734,743)

$4,713,655

At September 30, 2011, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, and basis adjustments for investments in grantor trusts and passive foreign investment companies.

NOTE 10.  CAPITAL LOSS CARRYFORWARDS

As of September 30, 2011, the Fund does not have available any capital loss carryforwards.

NOTE 11:  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Trust.  There are no subsequent events to report.

NOTE 12:  SPECIAL SHAREHOLDERS MEETING (Unaudited)

On October 10, 2011, a special meeting of shareholders of the Fund was held (1) to approve a new Management Agreement, pursuant to which the Adviser would continue to serve as investment adviser to the Fund, and (2) to ratify the current Management Agreement and the fees paid by the Fund to the Adviser up to the effective date of the new Management Agreement.  The results of the election were:

	For	Against	Abstain
To approve the new Management Agreement	6,343,442	60,606	305,971
To ratify the current Management Agreement	6,297,097	65,167	347,754

Other Information
The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 470-1029 to request a copy of the SAI or to make shareholder inquiries.

Board Considerations

Pekin Singer Strauss Asset Management, Inc. (“Pekin Singer”) has served as investment adviser to the Appleseed Fund (the “Fund”) since its inception.  At a special meeting of Fund shareholders held on October 10, 2011, the shareholders approved a new management agreement between the Fund and Pekin Singer (the “New Agreement”), which is substantially similar to the prior management agreement (the “Prior Agreement”), and also ratified the Prior Agreement and the advisory fees paid by the Fund to Pekin Singer under the Prior Agreement from January 2007 to the effective date of the New Agreement.

The shareholders’ meeting was called as a result of the following.  Beginning on January 29, 2007, Pekin Singer took steps to implement the firm’s long-term succession plan to include Mr. Adam Strauss and Mr. Joshua Strauss in the equity ownership of the firm.  Prior thereto, the ownership of the firm was shared equally among Mr. Richard Singer, Mr. Ronald Strauss and Mr. William Pekin.  In December of 2010, the succession planning continued as Mr. Singer sold 6% of his shares equally to Adam Strauss, Joshua Strauss and William Pekin.  As a result, the firm ownership is currently structured with William Pekin, Adam Strauss and Joshua Strauss owning roughly equal positions, and with Richard Singer and Ronald Strauss having smaller positions.  Pekin Singer represented to the Trustees that the changes in ownership solely reflect changes in economic interest and would not affect how the Fund will be managed, and that there has been no change to the management and key personnel of Pekin Singer as a result of the change in ownership.

The Investment Company Act of 1940 (the “1940 Act”) makes it unlawful for a firm to serve as an investment adviser for a mutual fund, except pursuant to a written contract that, among other things, provides for its automatic termination in the event of its assignment.  An assignment of the contract occurs if there is a “change of control.”  Generally, a “change of control” may be deemed to have occurred if there is a change in the owners of more than 25% of the outstanding voting securities of the firm.  However, a rule under the 1940 Act provides that a transaction that does not result in a change of actual control or management of an advisory firm is not an assignment.  Although the changes in ownership of Pekin Singer were not certain to result in the assignment and automatic termination of the Prior Agreement, to provide continuity in the management of the Fund, and out of an abundance of caution, the Board of Trustees requested that Fund shareholders approve the New Agreement and ratify the Prior Agreement and the payment of advisory fees by the Fund to Pekin Singer under that agreement since the date of the initial transfer of shares of Pekin Singer in 2007.

Prior to the shareholders’ meeting, the Board of Trustees considered the approval of the New Agreement and ratification of the Prior Agreement and the fees paid thereunder, all subject to shareholder approval, at an in-person meeting held on May 23, 2011 (the “May Meeting”). The Board first reviewed a memorandum provided by Pekin Singer regarding the issues raised by the changes in ownership and discussed the memorandum with representatives of Pekin Singer. Pekin Singer represented to the Board that the changes in ownership of Pekin Singer solely reflected changes in economic interest in Pekin Singer and did not affect the management, operations or performance of Pekin Singer. Pekin Singer advised the Board there have been no material changes in the level of advisory services provided to the Fund and that Pekin Singer continues to make investment decisions for clients, including the Fund, in a collegial atmosphere where every partner is given an equal voice irrespective of the level of ownership. Pekin Singer has continued to have the same officers, directors and portfolio managers that were in place prior to the ownership changes. In addition, Pekin Singer represented to the Board that there had been no change of actual control or management of the firm, and that no individual shareholder had acquired any controlling influence over the firm as a result of any transfer. Pekin Singer then noted that it had been the investment adviser to the Fund since its inception and that the Board had recently approved the continuance of the Prior Agreement in February 2011. Therefore, Pekin Singer observed that all Fund shareholders had purchased shares of the Fund on the basis of Pekin Singer managing the assets of the Fund and that any who no longer wanted to receive the services of Pekin Singer were free to redeem their shares.

The Board then discussed with the Trust's Chief Compliance Officer (“CCO”) the issues surrounding the possible change of control of Pekin Singer. He noted that the adviser’s proceeding with the implementation of its succession plan without identifying the legal issues involved necessitated a reevaluation of Pekin Singer's compliance program. He indicated that he believed that Pekin Singer had appropriately addressed any concerns, noting that Pekin Singer had recently hired a compliance consultant to review certain of its compliance policies and procedures and had retained legal counsel with experience in the area of investment management law. He further stated that based on these changes, and his present knowledge, he believed that Pekin Singer was working towards implementing a compliance program reasonably designed to assist the Fund in complying with applicable laws. The Board then discussed with the Trust's CCO a summary that had been prepared regarding his analysis of Pekin Singer's compliance program. The Board directed the CCO to follow up with Pekin Singer after the compliance review to ensure that any recommendations of the consultant and legal counsel to enhance Pekin Singer's compliance program are promptly implemented.

The Board then turned to consideration of the New Agreement. It noted that at its February 2011 quarterly meeting (the “February Meeting”) it had requested, received, and reviewed materials necessary to approve the annual renewal of the Prior Agreement with Pekin Singer on behalf of the Fund. The Board was advised that consideration of the New Agreement would require a new, albeit similar, analysis as that performed at the February Meeting.

At the May Meeting, the Board acknowledged receiving and reviewing the following materials provided by Pekin Singer, the Trust's Administrator, and the Trust's Chief Compliance Officer: (i) an executed copy of the Prior Agreement and expense limitation letter, (ii) Pekin Singer's responses to a detailed series of questions related to Pekin Singer's services to the Fund, its profitability and ideas for future growth of the Fund, (iii) Pekin Singer's Form ADV, (iv) a profitability analysis prepared by Pekin Singer for the year ended December 31, 2010, and (v) comparative information regarding the Fund's performance and expenses versus a group of peer funds. The Trustees also received information from their Independent legal counsel regarding their responsibilities in approving investment management agreements. Specifically, the Board was informed it should consider, among other things, the nature, extent and quality of the services provided by Pekin Singer to the Fund, the performance of the Fund and other accounts managed by Pekin Singer (if any), the fees charged and the level of profitability of Pekin Singer as a result of managing the assets of the Fund and whether there were any economies of scale realized by Pekin Singer from managing the Fund and whether the fees charged by Pekin Singer reflect those economies of scale.

The Board of Trustees noted that the material terms of the New Agreement and Prior Agreement were identical, including the obligations of the parties, compensation and indemnification. The proposed New Agreement and the Prior Agreement differ only with regard to their date of execution and effectiveness. The Board was advised that the New Agreement, like the Prior Agreement, would have an initial duration of two (2) years from the date the New Agreement is approved by shareholders and would continue year to year thereafter, subject to annual approval by: (1) the Board; or (2) a vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) provided that in either event continuance is also approved by a majority of the disinterested Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval.

As to the nature, extent and quality of services provided by Pekin Singer to the Fund, the Board noted that Pekin Singer manages approximately $775 million in client assets, including the assets of the Fund. The Board considered the resources allocated by Pekin Singer to the management of the Fund and determined that the resources appear adequate, specifically noting that Pekin Singer provides an investment committee of five portfolio managers that oversee the Fund. The Board noted that Pekin Singer also provides other investment and administrative personnel, including a compliance officer, that provide assistance in the management of the Fund.

Regarding the performance of the Fund, the Board observed that the Fund had a five star rating from Morningstar as of March 31, 2011.  The Board also acknowledged that the Fund's administrator had provided information reporting that the Fund had underperformed its benchmark and peer group for the three-month and one-year periods ended that date.  However, the Board also noted that the Fund has significantly outperformed its benchmark and peer group over the three-year period, with an average annual return of 16.39% as opposed to 2.35% for its benchmark and 10.92% for its peer group average, according to the information provided by the Fund's Administrator.

As to the fees and profitability of Pekin Singer, the Board noted that, although the advisory fee of 1.00% charged by Pekin Singer is higher than the average fee of the Fund's peer group, since the Fund's inception, Pekin Singer under the Prior Agreement, has waived a portion of its advisory fee and/or reimbursed expenses and will continue its commitment to cap expenses under the New Agreement. Additionally, information provided by Pekin Singer showed a loss as a result of managing the Fund's assets. Pekin Singer noted that the Fund has not been profitable to the firm since the Fund's inception. The Trustees noted, however, that Pekin Singer is financially sound as a whole.

The Board also noted that Pekin Singer receives soft dollar credits for securities transactions for its clients, including the Fund. However, the Board was informed that the average commission was less than $0.01 per share and that the percentage of total Fund commissions paid to soft-dollar brokers was less than for other clients of Pekin Singer. The Board recalled that although the Fund has a Rule 12b-1 Plan, the plan has not been activated. The Board also noted that Pekin Singer has entered into an administrative services agreement with the Fund pursuant to which it pays Pekin Singer 0.25% on the assets in the Fund's Investor Class of shares. Pekin Singer reported, however, that all of the revenue from the administrative services agreement is paid to certain mutual fund platforms that provide services to the Fund's Investor Class shareholders.

In determining the reasonableness of the advisory fees to be paid under the New Agreement, the Board considered whether any economies of scale would be realized as the Fund's assets grow, and whether these economies of scale are reflected in the advisory fees. The Board noted that although the Fund had experienced recent growth, it did not appear that Pekin Singer has begun to realize any significant economies of scale from managing the Fund.

After reviewing the foregoing and the other information provided by Pekin Singer and the Fund's administrator, the Board determined that the advisory fees charged under the Prior Agreement and to be charged under the New Agreement (after waiver and reimbursement) were reasonable, based on the quality of the advisory services provided by Pekin Singer and unanimously voted, subject to shareholder approval, to approve the New Agreement.

The Board then discussed the appropriateness of ratifying the Prior Agreement, and the fees paid thereunder, since January 29, 2007. The Board recalled that at the February Meeting, it had renewed the Prior Agreement, finding it was in the best interests of shareholders to do so. The Board also acknowledged that the Fund's shareholders have received high quality services from Pekin Singer as evidenced by the Fund's excellent performance record, including its five-star Morningstar rating, as discussed earlier in the meeting. The Board also noted that Pekin Singer had subsidized the Fund for several years, receiving no net fees through March 2009, and continues to waive a portion of its management fees or reimburse Fund operating expenses. The Board determined that it would be in the best interest of shareholders to provide continuity of the Fund's current investment strategy, as implemented by Pekin Singer. The Board further noted it would be unfair and would cause a significant detriment for Pekin Singer to have to forfeit advisory fees, especially since Pekin Singer incurred the normal management expenses and has reimbursed certain operating expenses, during the period in question. In addition, the Board noted Pekin Singer's point that whether an assignment had, in fact, occurred was a technical issue, and had no effect on the services provided by Pekin Singer to the Fund. The Board also determined that the shareholders should not unjustly benefit from Pekin Singer's management of the Fund's assets in accordance with Pekin Singer's proprietary investment strategy without paying for such services.

For the reasons stated above, the Board found that it was in the best interests of the Fund and its shareholders to approve the New Agreement, to ratify the Prior Agreement and to ratify the fees paid to Pekin Singer under the Prior Agreement for the period January 29, 2007 to the effective date of the New Agreement, all subject to approval of Fund shareholders.  Shareholder approval occurred on October 10, 2011.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly, Interested
Kenneth G.Y. Grant

OFFICERS
John C. Swhear, Interim President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISER
Pekin Singer Strauss Asset Management, Inc.
21 S. Clark Street, Suite 3325
Chicago, IL  60603

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

IRON FUNDS

Semi-Annual Report

IRON Strategic Income Fund

March 31 , 2012

Institutional Share Class	IFUNX
Investor Share Class	IRNIX

(877) 322- 0575

WWW.IRONFUNDS.COM

Performance Results - (Unaudited)

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses.  Current performance of the Fund may be lower or higher than the performance quoted.   For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Merrill Lynch High Yield Master II Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index of high yield bonds. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

This graph shows the value of a hypothetical initial investment of $10,000 made on October 11, 2006 for the Institutional Class and February 2, 2009 for the Investor Class (commencement of Fund operations) and held through March 31, 2012.  The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds.  Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.  The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the index plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.  Investment returns and principal values will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted.

For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.  You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1 As a percent of net assets.

The investment objective of the Iron Strategic Income Fund is to maximize total return.  Total return is comprised of both income and capital appreciation.

Availability of Portfolio Schedules – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2011 and held through March 31, 2012.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - (Unaudited)

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Iron Strategic Income Fund	Beginning Account	Ending Account	Expense Paid During Period
Institutional Class	Value	Value	October 1, 2011 -
	October 1, 2011	March 31, 2012	March 31, 2012
Actual*	$1,000.00	$1,077.90	$5.82
Hypothetical**	$1,000.00	$1,019.40	$5.65

Iron Strategic Income Fund	Beginning Account	Ending Account	Expense Paid During Period
Investor Class	Value	Value	October 1, 2011 -
	October 1, 2011	March 31, 2012	March 31, 2012
Actual***	$1,000.00	$1,075.55	$7.64
Hypothetical**	$1,000.00	$1,017.65	$7.42
*   Expenses are equal to the Institutional Class annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
** Assumes a 5% return before expenses.
*** Expenses are equal to the Investor Class annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Iron Strategic Income Fund
Schedule of Investments
March 31, 2012
(Unaudited)

Corporate Bonds - 15.35%	Principal Amount	Fair Value

Corporate Bonds - Domestic - 13.44%
Advanced Micro Devices, Inc., 6.000%, 05/01/2015	500,000	$522,500
AES Corp., 8.000%, 10/15/2017	2,000,000	2,262,500
Alliant Techsystems, Inc., 3.000%, 08/15/2024	500,000	512,500
Ally Financial, Inc., 8.000%, 03/15/2020	2,000,000	2,230,000
Alpha Natural Resources, Inc., 2.375%, 04/15/2015	500,000	448,750
Apria Healthcare Group I, 11.250%, 11/01/2014	2,000,000	2,102,500
Ares Capital Corp., 5.750%, 02/01/2016 (a)	500,000	524,375
Boston Properties LP, 3.625%, 02/15/2014 (a)	500,000	549,375
Burger King Corp., 9.875%, 10/15/2018	2,000,000	2,250,000
Calpine Corp., 7.500%, 02/15/2021 (a)	2,000,000	2,145,000
Case New Holland, Inc., 7.875%, 12/01/2017	2,000,000	2,335,000
Chesapeake Energy Corp., 2.500%, 05/15/2037	500,000	463,125
Chesapeake Energy Corp., 6.625%, 08/15/2020	1,624,000	1,660,540
Ciena Corp., 0.875%, 06/15/2017	500,000	441,875
Citycenter Holdings/Finance, 7.625%, 01/15/2016	2,000,000	2,120,000
Consol Energy Inc., 8.000%, 04/01/2017	2,000,000	2,095,000
Cricket Communications I, 7.750%, 10/15/2020	2,000,000	1,972,500
Del Monte Corp., 7.625%, 02/15/2019	2,000,000	2,000,000
DryShips, Inc., 5.000%, 12/01/2014	500,000	427,500
Electronic Arts, Inc., 0.750%, 07/15/2016 (a)	500,000	462,500
Energy Transfer Equity, 7.500%, 10/15/2020	2,000,000	2,230,000
First Data Corp., 12.625%, 01/15/2021	2,000,000	2,015,000
HCA Inc., 8.500%, 04/15/2019	2,000,000	2,232,500
Health Care REIT, Inc., 3.000%, 12/01/2029	500,000	573,750
Iconix Brand Group, Inc., 2.500%, 06/01/2016 (a)	500,000	490,625
InterDigital, Inc./PA, 2.500%, 03/15/2016 (a)	500,000	503,750
Intl Lease Finance Corp., 8.625%, 09/15/2015	2,000,000	2,207,500
Intl Game Technology, 3.250%, 05/01/2014	500,000	569,375
Knight Capital Group, Inc., 3.500%, 03/15/2015	500,000	480,625
L-3 Communication Holdings, Inc., 3.000%, 08/01/2035	500,000	489,375
Lam Research Corp., 1.250%, 05/15/2018 (a)	500,000	527,500
LifePoint Hospitals, Inc., 3.500%, 05/15/2014	500,000	525,000
Linear Technology Corp., 3.000%, 05/01/2027	500,000	534,375
Mcjunkin Red Man Corp., 9.500%, 12/15/2016	2,000,000	2,190,000
Metropcs Wireless Inc., 6.625%, 11/15/2020	2,000,000	1,992,500
Michaels Stores, Inc., 7.750%, 11/01/2018	2,000,000	2,140,000
MGM Resorts International, 4.250%, 04/15/2015	500,000	530,625
NRG Energy, Inc., 8.250%, 09/01/2020	2,000,000	1,980,000
Omnicare, Inc., 3.250%, 12/15/2035	500,000	483,125
priceline.com Inc., 1.000%, 03/15/2018 (a)	500,000	531,875
ProLogis LP, 3.250%, 03/15/2015	500,000	568,125
RadioShack Corp., 2.500%, 08/01/2013 (a)	1,000,000	957,500
RBS Global & Rexnord Corp, 8.500%, 05/01/2018	2,000,000	2,155,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019 (a)	2,000,000	2,095,000
Rovi Corp., 2.625%, 02/15/2040	500,000	526,875
SLM Corp., 8.000%, 03/25/2020	2,000,000	2,165,000
Steel Dynamics, Inc., 5.125%, 06/15/2014	500,000	569,375
Tomkins LLC/Inc., 9.000%, 10/01/2018	1,801,000	2,003,613
Transdigm, Inc., 7.750%, 12/15/2018	2,000,000	2,175,000
Trinity Industries, Inc., 3.875%, 06/01/2036	500,000	547,500
Valeant Pharmaceuticals, 6.875%, 12/01/2018 (a)	2,000,000	2,025,000
Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	500,000	575,625
Warner Chilcott Co. LLC, 7.750%, 09/15/2018	2,000,000	2,095,000
WebMD Health Corp., 2.500%, 01/31/2018	500,000	450,625
Wynn Las Vegas LLC/Corp., 7.750%, 08/15/2020	2,000,000	2,207,500
		71,869,778

Corporate Bond - Australia - 0.38%
FMG Resources Aug. 2006, 7.000%, 11/01/2015 (a) (b)	2,000,000	2,050,000

Corporate Bond - Canada - 0.41%
Novelis Inc., 8.750%, 12/15/2020 (b)	2,000,000	2,200,000

Corporate Bonds - Luxembourg - 1.12%
CHC Helicopter SA, 9.250%, 10/15/2020 (a) (b)	2,000,000	1,995,000
Expro Finance Luxembourg, 8.500%, 12/15/2016 (a) (b)	2,000,000	1,935,000
Intelsat Luxembourg SA, 11.250%, 02/04/2017 (b)	2,000,000	2,085,000
		6,015,000

Total Corporate Bonds (Cost $81,030,933)		82,134,778

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
March 31, 2012
(Unuadited)

Mutual Funds - 65.04%	Shares	Fair Value

American Beacon High Yield Bond Fund - Institutional Class	36,227	$322,784
Artio Global High Income Fund - Class I	420,737	4,076,938
BlackRock High Yield Portfolio - BlackRock Class (c)	1,776,284	13,748,435
BlackRock High Yield Portfolio - Institutional Class	4,426	34,214
Columbia High Yield Bond Fund - Class R5	4,923,408	13,884,010
Delaware High-Yield Opportunities Fund - Class I	462,280	1,890,727
DWS High Income Fund - Institutional Class	1,016,196	4,877,739
DWS Global High Income Fund - Institutional Class	477,307	3,298,191
Eaton Vance High Income Opportunities Fund - Class I	528,744	2,315,900
Eaton Vance Income Fund of Boston - Institutional Class	2,499,914	14,524,499
Federated High Income Bond Fund - Class A	945,462	7,204,423
Federated High Yield Trust - Class SS	212,733	1,289,163
Federated Institutional High Yield Bond Fund - Institutional Class	582,198	5,769,585
Fidelity Advisor High Income Advantage Fund - Class I	1,077,295	10,061,933
Fidelity Capital & Income Fund	4,146,985	38,193,730
Fidelity High Income Fund	217,795	1,960,154
Hartford High Yield Fund - Class Y	72,060	528,918
Hotchkis and Wiley High Yield Fund - Class I	83,214	1,026,030
Invesco High Yield Fund - Institutional Class	692,411	2,921,974
Ivy High Income Fund - Class I	3,178,326	26,380,110
Janus High-Yield Fund - Class I (c)	1,189,093	10,761,293
JPMorgan High Yield Fund - Select Class	2,037,725	16,077,652
Loomis Sayles Institutional High Income Fund	378,805	2,788,001
Lord Abbett High Yield Fund - Class I	1,489,409	11,587,605
MainStay High Yield Opportunities Fund - Class I	296,091	3,425,771
Metropolitan West High Yield Bond Fund - Class I	1,805,574	18,254,353
MFS High Income Fund - Class I	902,825	3,132,805
MFS High Yield Opportunities Fund - Class I	302,676	1,931,070
Natixis Loomis Sayles High Income Fund - Class Y	327,515	1,450,891
Northeast Investors Trust	238,182	1,424,328
Nuveen High Income Bond Fund - Class I	625,065	5,500,576
Oppenheimer Champion Income Fund - Class Y	540,078	977,541
PIMCO High Yield Fund - Institutional Class	1,095,925	10,181,146
Pioneer Global High Yield Fund - Class Y	705,590	6,935,950
Pioneer High Yield Fund - Class Y	1,758,624	17,797,278
Principal High Yield I - Institutional Class	646,729	6,881,198
Principal High Yield Fund - Institutional Class (c)	1,386,422	10,536,804
Prudential High Yield Fund, Inc. - Class Z	2,016,269	11,170,133
Putnam High Yield Advantage Fund - Class Y	89,100	546,182
Putnam High Yield Trust - Class Y	440,273	3,302,046
RidgeWorth High Income Fund - Class I	390,541	2,690,829
RidgeWorth SEIX High Yield Bond Fund - Class I	555,990	5,387,543
SEI High Yield Bond Fund - Class A	1,208,606	8,943,684
T. Rowe Price High Yield Fund - Investor Class	177,607	1,197,068
T. Rowe Price Institutional High Yield Fund	224,948	2,134,759
TIAA-CREF High Yield Fund - Institutional Class	717,166	7,150,147
USAA High Income Fund	1,379,692	11,548,019
Vanguard High-Yield Corporate Fund - Admiral Shares	1,243,741	7,263,447
Western Asset High Yield Portfolio - Institutional Class	314,717	2,687,679

TOTAL MUTUAL FUNDS (Cost $340,769,832)		347,975,255

Exchange-Traded Funds - 1.93%

iShares iBoxx $ High Yield Corporate Bond Fund	56,593	5,140,908
SPDR Barclays Capital High Yield Bond ETF	131,941	5,194,517

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,154,080)		10,335,425

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
March 31, 2012
(Unaudited)

Money Market Securities (d) - 16.41%	Shares	Fair Value

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	21,925,854	$21,925,854
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	22,029,142	22,029,142
First American Government Obligations Fund - Class Z - 0.02%	21,925,855	21,925,855
First American Treasury Obligations Fund - Class Z - 0.00%	21,925,855	21,925,855

TOTAL MONEY MARKET SECURITIES (Cost $87,806,706)		87,806,706

TOTAL INVESTMENTS (Cost $519,761,551) - 98.73%		$528,252,164

Other assets less liabilities - 1.27%		6,795,589

TOTAL NET ASSETS - 100.00%		$535,047,753

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund's Board of Trustees.
(b) Foreign bond denominated in U.S. dollars.
(c) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(d) Variable rate securities; the money market rates shown represent the rate at March 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statement of Assets and Liabilities
March 31, 2012
(Unaudited)

Assets
Investment in securities:
At cost	$519,761,551
At value	$528,252,164

Cash	$33
Interest receivable	1,682,976
Dividends receivable	1,674,841
Receivable for Fund shares sold	4,724,599
Prepaid expenses	33,946
Total assets	536,368,559

Liabilities
Payable to Advisor (a)	455,492
Payable for Fund shares redeemed	794,670
Payable to administrator, transfer agent, and fund accountant (a)	33,403
12b-1 fees accrued, Investor Class (a)	3,034
Administration Plan fees accrued, Investor Class (a)	424
Payable to trustees and officers	22
Other accrued expenses	33,761
Total liabilities	1,320,806

Net Assets	$535,047,753

Net Assets consist of:
Paid in capital	$537,187,973
Accumulated undistributed net investment income	589,147
Accumulated net realized gain (loss) from investment transactions
and swap agreements	(11,219,980)
Net unrealized appreciation (depreciation) on:
Investment securities	8,490,613

Net Assets	$535,047,753

Net Assets: Institutional Class	$530,050,772

Shares outstanding (unlimited number of shares authorized)	47,255,649

Net asset value and offering price per share	$11.22

Redemption price per share (Net Asset Value * 99%) (b)	$11.11

Net Assets: Investor Class	$4,996,981

Shares outstanding (unlimited number of shares authorized)	442,344

Net asset value and offering price per share	$11.30

Redemption price per share (Net Asset Value * 99%) (b)	$11.19

(a) See Note 5 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statement of Operations
For the six months ended March 31, 2012
(Unaudited)

Investment Income
Dividend income	$13,831,561
Interest income	2,890,665
Total Income	16,722,226

Expenses
Investment Advisor fee (a)	2,749,510
Administration Plan Fee, Investor Class (a)	2,342
12b-1 fees, Investor Class (a)	5,854
Administration expenses (a)	136,775
Fund accounting expenses (a)	53,073
Custodian expenses	44,320
Transfer agent expenses (a)	23,186
Registration expenses	25,218
Legal expenses	15,198
Auditing expenses	9,778
Insurance expenses	5,923
Miscellaneous expenses	1,678
Printing expenses	5,520
Trustee expenses	4,805
Pricing expenses	4,487
CCO expenses	4,139
Total Expenses	3,091,806
Other expense reductions (b)	(4,692)
Net Investment Income	13,635,112

Realized & Unrealized Gain (Loss):
Net realized gain (loss) on:
Investment securities	(2,370,001)
Swap contracts	(8,804,596)
Change in unrealized appreciation (depreciation) on:
Investment securities	39,960,544
Swap contracts	(1,421,391)
Net realized and unrealized gain (loss) on investment securities
and swap contracts	27,364,556
Net increase (decrease) in net assets resulting from operations	$40,999,668

(a) See Note 5 in the Notes to the Financial Statements.
(b) Certain funds in which the Fund invests in refund a portion of the distribution fee charged.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statements of Changes In Net Assets

	For the Six
	Months Ended	For the
	March 31, 2012	Fiscal Year Ended
	(Unaudited)	September 30, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$13,635,112	$28,896,844
Net realized gain (loss) on investment securities, options,
and swap agreements	(11,174,597)	19,399,825
Change in unrealized appreciation (depreciation) on investment securities
and swap agreements	38,539,153	(49,645,896)
Net increase (decrease) in net assets resulting from operations	40,999,668	(1,349,227)

Distributions:
From net investment income, Institutional Class	(12,501,954)	(25,993,425)
From net investment income, Investor Class	(104,422)	(118,302)
From capital gains, Institutional Class	(23,649,586)	(14,591,863)
From capital gains, Investor Class	(191,689)	(542,632)
Total distributions	(36,447,651)	(41,246,222)

Capital Share Transactions - Institutional Class
Proceeds from shares sold	78,065,854	192,210,548
Reinvestment of distributions	28,825,941	31,542,356
Amount paid for shares redeemed	(130,338,555)	(169,646,327)
Proceeds from redemption fees collected (a)	480	900

Net increase (decrease) in net assets resulting from
Institutional Class capital share transactions	(23,446,280)	54,107,477

Capital Share Transactions - Investor Class
Proceeds from shares sold	1,238,942	4,343,666
Reinvestment of distributions	196,700	651,813
Amount paid for shares redeemed	(553,961)	(20,757,220)
Proceeds from redemption fees collected (a)	101	61

Net increase (decrease) in net assets resulting from
Investor Class capital share tranasactions	881,782	(15,761,680)

Total Increase (Decrease) in Net Assets	(18,012,481)	(4,249,652)

Beginning of year	553,060,234	557,309,886

End of period	$535,047,753	$553,060,234

Accumulated undistributed net investment income included
in net assets at the end of each period	$589,147	$(439,589)

Capital Share Transactions - Institutional Class
Shares sold	6,901,777	15,976,409
Shares issued in reinvestment of distributions	2,616,665	2,670,948
Shares redeemed	(11,578,698)	(14,218,704)

Net increase (decrease) in Institutional Class shares outstanding	(2,060,256)	4,428,653

Capital Share Transactions - Investor Class
Shares sold	108,877	361,203
Shares issued in reinvestment of distributions	17,725	54,672
Shares redeemed	(48,653)	(1,736,408)

Net increase (decrease) in Investor Class shares outstanding	77,949	(1,320,533)

(a) The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund - Institutional Class
Financial Highlights
For a share outstanding during each period

	For the Six		For the	For the		For the		For the	For the
	Months Ended		Fiscal Year Ended	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended	Period Ended
	March 31, 2012 (Unaudited)		September 30, 2011	September 30, 2010		September 30, 2009		September 30, 2008	September 30, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 11.13		$ 11.96	$ 11.40		$ 9.42		$ 10.28	$ 10.00

Income from investment operations:
Net investment income (loss) (h)	0.28		0.47	0.62	(b)	0.52	(b)	0.43	0.50
Net realized and unrealized gain (loss)	0.56		(0.49)	0.57		1.85		(0.71)	0.26
Total from investment operations	0.84		(0.02)	1.19		2.37		(0.28)	0.76

Less Distributions to shareholders:
From net investment income	(0.26)		(0.51)	(0.52)		(0.38)		(0.35)	(0.48)
From net capital gains	(0.49)		(0.30)	(0.11)		(0.01)		(0.23)	-
Total distributions	(0.75)		(0.81)	(0.63)		(0.39)		(0.58)	(0.48)

Paid in capital from redemption fees (c)	-		-	-		-		-	-

Net asset value, end of period	$ 11.22		$ 11.13	$ 11.96		$ 11.40		$ 9.42	$ 10.28

Total Return (d)	7.79%	(e)	-0.39%	10.66%		25.86%		-2.97%	7.72%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 530,051		$ 548,976	$ 537,059		$ 238,397		$ 137,048	$ 148,192
Ratio of expenses to average net assets (f)	1.12%	(g)	1.11%	1.15%		1.30%	(i)	1.22%	1.28%	(g)
Ratio of net investment income (loss) to
average net assets (f) (h)	4.95%	(g)	3.95%	5.33%		5.23%	(j)	4.19%	5.06%	(g)
Portfolio turnover rate	33.92%		98.14%	94.57%		285.55%		222.67%	147.72%

(a) For the period October 11, 2006 (commencement of operations) to September 30, 2007.
(b) Per share amounts calculated using average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) These ratios exclude the impact of expenses of the underlying funds in which the fund invests.
(g) Annualized.
(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(i) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 1.29%.
(j) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 5.24%.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund - Investor Class
Financial Highlights
For a share outstanding during each period

	For the Six		For the		For the
	Months Ended		Fiscal Year Ended		Fiscal Year Ended		For the
	March 31, 2012		September 30,		September 30,		Period Ended
	(Unaudited)		2011		2010		September 30, 2009	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 11.21		$ 12.02		$ 11.47		$ 9.30

Income from investment operations:
Net investment income (loss) (b) (g)	0.26		0.56		0.58		0.39
Net realized and unrealized gain (loss)	0.57		(0.65)		0.58		2.02
Total from investment operations	0.83		(0.09)		1.16		2.41

Less Distributions to shareholders:
From net investment income	(0.25)		(0.42)		(0.50)		(0.24)
From net capital gains	(0.49)		(0.30)		(0.11)		-
Total distributions	(0.74)		(0.72)		(0.61)		(0.24)

Paid in capital from redemption fees	-	(h)	-	(h)	-	(h)	-

Net asset value, end of period	$ 11.30		$ 11.21		$ 12.02		$ 11.47

Total Return (c)	7.55%	(d)	-0.88%		10.34%		26.19%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 4,997		$ 4,084		$ 20,251		$ 50
Ratio of expenses to average net assets (e)	1.47%	(f)	1.46%		1.50%		1.64%	(f) (i)
Ratio of net investment income (loss) to
average net assets (e) (g)	4.59%	(f)	4.58%		4.88%		5.46%	(f) (j)
Portfolio turnover rate	33.92%		98.14%		94.57%		285.55%

(a) For the period February 2, 2009 (commencement of operations) to September 30, 2009.
(b) Per share amounts calculated using average shares method.
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) These ratios exclude the impact of expenses of the underlying funds in which the Fund invests.
(f) Annualized.
(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(h) Redemption fees resulted in less than $0.005 per share.
(i) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 1.63%.
(j) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 5.47%.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 1.  ORGANIZATION

The Iron Strategic Income Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on February 13, 2006.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board.  The investment advisor to the Fund is Iron Financial, LLC (the “Advisor”).

The Fund currently offers two classes of shares, Institutional Class and Investor Class.  Institutional shares were first offered to the public on October 11, 2006; and Investor shares were first offered to the public on February 2, 2009.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.  The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Investor Class.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is not a “diversified” fund as the term is defined in the 1940 Act, which means that the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.  The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.  To the extent the Fund invests a significant percentage of its assets with a single counterparty, through swaps or certain repurchase agreements, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses attributable to any class are borne by that class.  Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions no later than trade date plus one.  The First In, First Out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Swap Agreements - The Fund may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller.  The Fund may be either a protection buyer or seller.  The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange.  The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded in realized gain/loss.  Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations.  Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses.  In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.  Please see Note 4 for information on swap agreement activity during the six months ended March 31, 2012.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Derivative instruments that the Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$-	$82,134,778	$-	$82,134,778
Mutual Funds	347,975,255	-	-	347,975,255
Exchange-Traded Funds	10,335,425	-	-	10,335,425
Money Market Securities	87,806,706	-	-	87,806,706
Total	$446,117,386	$82,134,778	$-	$528,252,164
* See schedule of investments for additional country information related to corporate bonds

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between any Levels for the period ended March 31, 2012.

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders.  Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities.  Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities.  The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities.  The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time.  The holder pays the premium at inception and has no further financial obligation.  The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset.  The writer of an option-based derivative usually will receive fees or premiums, but generally is exposed to losses due to adverse changes in the value of the underlying asset or index.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS - continued

The Fund enters into credit derivatives, such as credit default swaps, to gain exposure to or to mitigate specific forms of credit risk.  Swaps expose the Fund to counterparty risk (described below).  The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets.  The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default.  These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to the Fund’s custodian to cover the Fund’s exposure. A portion of the collateral for swap agreements is cash and is invested in money market mutual funds.

As of March 31, 2012, the Fund did not hold any credit default swap agreements.  The effect of trading in credit default swap agreements is reflected on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  For the six months ended March 31, 2012, the realized gain (loss) and change in unrealized appreciation (depreciation) on derivatives were as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:
Credit Default Swap Agreements	Net realized and unrealized
	gain (loss) on swap contracts	(8,804,596)	(1,421,391)

The Fund had purchased a total notional value of swap agreements of $773,750,000 during the six months ended March 31, 2012. The total notional value of terminated swap agreements was $973,750,000. The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the six months ended March 31, 2012.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended March 31, 2012, the Advisor earned a fee of $2,749,510 from the Fund.   At March 31, 2012, the Fund owed the Advisor $455,492 for advisory services.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended March 31, 2012, HASI earned fees of $136,775 for administrative services provided to the Fund.  At March 31, 2012, HASI was owed $20,994 by the Fund for administrative services.  Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2012, HASI earned fees of $23,186 from the Fund for transfer agent services.  For the six months ended March 31, 2012, HASI earned fees of $53,073 from the Fund for fund accounting services.  At March 31, 2012, the Fund owed HASI $3,630 for transfer agent services and $8,779 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Fund or Advisor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred.  It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.  For the six months ended March 31, 2012, the 12b-1 expense incurred by the Investor Class was $5,854.  The Fund owed Iron Financial LLC $3,034 for 12b-1 fees as of March 31, 2012.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares.  During the six months ended March 31, 2012, the Distributor received $51 in payments from the Fund.  The Fund has adopted an Administration Plan (the “Admin Plan”) with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Fund’s Distributor to compensate financial intermediaries who provide administrative services to the Investor Class shareholders.  Financial intermediaries eligible to receive payments under the Admin Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that sell and/or provide administrative services to Investor Class shareholders.

The Admin Plan requires the Distributor to enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Investor Class shareholders before the Distributor can compensate the financial intermediary pursuant to the Admin Plan. For purposes of the Admin Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as record holder and nominee of all Investor Class shares beneficially owned by the customers; (e) providing sub-accounting with respect to Investor Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions.  For the six months ended March 31, 2012, the Investor class incurred $2,342 in Admin Plan Fees.  At March 31, 2012, the Fund owed Unified Financial Securities, Inc. $424 in Admin Plan Fees.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 6.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases

U.S. Government Obligations	$-
Other	159,202,356
Sales
U.S. Government Obligations	$-
Other	145,151,130

As of March 31, 2012, the net unrealized appreciation (depreciation) of investments and swap contracts for tax purposes was as follows:

Gross appreciation	$9,845,997

Gross depreciation	(3,206,859)

Net appreciation (depreciation)
on investments	$6,639,138

At March 31, 2012, the aggregate cost of securities for federal income tax purposes was $521,613,026 for the Fund.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At March 31, 2012, SEI Private Trust Co., for the benefit of its customers, owned 70.82% of the Institutional class.  As a result, SEI Private Trust Co. may be deemed to control the Institutional class.  At March 31, 2012, Charles Schwab, for the benefit of its customers, owned 50.55% of the Investor class.  As a result, Charles Schwab may be deemed to control the Investor class.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended March 31, 2012, the Institutional class paid quarterly income distributions totaling $0.2641 per share.  On December 5, 2011, the Institutional class paid a short-term capital gain distribution of $0.2849 per share to shareholders of record on December 2, 2011.  On December 5, 2011, the Institutional class paid a long-term capital gain distribution of $0.2010 per share to shareholders of record on December 2, 2011.

For the six months ended March 31, 2012, the Investor class paid quarterly income distributions totaling $0.2450 per share.  On December 5, 2011, the Investor class paid a short-term capital gain distribution of $0.2849 per share to shareholders of record on December 2, 2011.  On December 5, 2011, the Investor class paid a long-term capital gain distribution of $0.2010 per share to shareholders of record on December 2, 2011

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS - continued

For the fiscal year ended September 30, 2011, the Institutional class paid quarterly income distributions totaling $0.5051 per share.  On December 6, 2010, the Institutional class paid a short-term capital gain distribution of $0.2952 per share to shareholders of record on December 3, 2010.   On December 6, 2010, the Institutional class paid a long-term capital gain distribution of $0.0092 per share to shareholders of record on December 3, 2010.

For the fiscal year ended September 30, 2011, the Investor class paid quarterly income distributions totaling $0.4247 per share.  On December 6, 2010, the Investor class paid a short-term capital gain distribution of $0.2952 per share to shareholders of record on December 3, 2010.  On December 6, 2010, the Investor class paid a long-term capital gain distribution of $0.0092 per share to shareholders of record on December 3, 2010.

The tax characterization of distributions paid for the fiscal years ended September 30, 2011 and September 30, 2010 was as follows:

	2011	2010
Distributions paid from:
Ordinary Income*	$40,788,803	$21,463,174
Long-Term Capital Gain	457,419	-
Total Distributions	$41,246,222	$21,463,174

*Short term capital gain distributions are treated as ordinary income for tax purposes.

As of September 30, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$14,962,521
Undistributed long-term capital gain	9,864,184
Unrealized appreciation (depreciation)	(31,518,942)
$(6,692,237)

As of September 30, 2011, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $430,084, and the tax treatment of unrealized appreciation of credit default swaps.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 10.  RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration.  Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market.  The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2012, the aggregate value of such securities amounted to $16,792,500 and value amounts to 3.14% of the net assets of the Fund.

		Shares or
	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
Ares Capital Corp., 5.750%, 02/01/2016	3/20/2012	$500,000	$528,594	$524,375
Boston Properties LP, 3.625%, 02/15/2014	3/19/2012	500,000	545,635	549,375
Calpine Corp., 7.500%, 02/15/2021	1/14/2011	2,000,000	2,020,363	2,145,000
CHC Helicopter SA, 9.250%, 10/15/2020	2/15/2011	2,000,000	2,110,737	1,995,000
Electronic Arts, Inc., 0.750%, 07/15/2016	3/20/2012	500,000	464,549	462,500
Expro Finance Luxembourg, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,978,897	1,935,000
FMG Resources Aug. 2006, 7.000%, 11/01/2015	1/5/2011	2,000,000	2,052,187	2,050,000
Iconix Brand Group, Inc., 2.500%, 06/01/2016	3/19/2012	500,000	494,407	490,625
InterDigital Inc./PA, 2.500%, 03/15/2016	3/19/2012	500,000	513,044	503,750
Lam Research Corp., 1.250%, 05/15/2018	3/19/2012	500,000	528,012	527,500
priceline.com, Inc., 1.000%, 03/15/2018	3/19/2012	500,000	522,407	531,875
Radioshack Corp., 2.500%, 08/01/2013	2/13/2012	1,000,000	962,134	957,500
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019	1/5/2011	2,000,000	2,039,962	2,095,000
Valeant Pharmaceuticals, 6.875%, 12/01/2018	1/14/2011	2,000,000	2,052,672	2,025,000
				16,792,500

NOTE 11:  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Trust.  There are no subsequent events to report.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly, Interested
Kenneth G.Y. Grant

OFFICERS
John C. Swhear, Interim President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISOR
Iron Financial, LLC
630 Dundee Road
Suite 200
Northbrook, IL  60062

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N Meridian St, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N Meridian St, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.
Distributed by Unified Financial Securities, Inc., Member FINRA/SIPC
www.ironfunds.com

FCI Funds

Semi-Annual Report

March 31, 2012

Fund Advisor:

Financial Counselors, Inc.
442 West 47th Street
Kansas City, MO  64112

Toll Free (877) 627-8504

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The S&P 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. member FINRA.

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Barclays Intermediate Government/Credit Bond Index® is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above.  Please read it carefully before investing.

 The Fund is distributed by Unified Financial Securities, Inc. member FINRA.

The chart above assumes an initial investment of $250,000 made on October 4, 2005 for the FCI Bond Fund and October 5, 2005 for the FCI Value Equity Fund (commencement of Fund operations) and held through March 31, 2012. The Barclays Intermediate Government/Credit Bond Index® is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Bond Fund’s portfolio.  The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Equity Fund’s portfolio. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Bond and Equity Funds, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Funds before investing.  The Funds’ prospectus contains this and other information about the Funds, and should be read carefully before investing.

The Funds are distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS (Unaudited)

  1As a percent of net assets.

The investment objective of the FCI Value Equity Fund is income and long-term capital appreciation

  1As a percent of net assets.

The investment objective of the FCI Bond Fund is total return, comprised of both income and capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form
N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses  (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2011 to March 31, 2012.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

FCI Value Equity Fund	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 – March 31, 2012
Actual	$1,000.00	$1,195.06	$5.48
Hypothetical **	$1,000.00	$1,020.00	$5.05
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the     period, multiplied by 183/366 (to reflect the one-half year period).
** Assumes a 5% return before expenses.

FCI Bond Fund	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 – March 31, 2012
Actual	$1,000.00	$1,030.56	$4.08
Hypothetical**	$1,000.00	$1,020.98	$4.06
* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
** Assumes a 5% return before expenses.

FCI Funds
FCI Value Equity Fund
Schedule of Investments
March 31, 2012
(Unaudited)
		Fair
Common Stocks - 95.61%	Shares	Value

Air Courier Services - 1.98%
FedEx Corp.	2,200	$202,312

Air Transportation, Scheduled - 1.37%
Southwest Airlines Co.	17,000	140,080

Beverages - 1.95%
PepsiCo, Inc.	3,000	199,050

Bituminous Coal & Lignite Surface Mining - 1.42%
Peabody Energy Corp.	5,000	144,800

Calculating & Accounting Machines - 0.38%
Diebold, Inc.	1,000	38,520

Computer Communications Equipment - 1.57%
Juniper Networks, Inc. (a)	7,000	160,160

Computer Storage Devices - 0.73%
EMC Corp. (a)	2,500	74,700

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.47%
Avery Dennison Corp.	1,000	30,130
Kimberly-Clark Corp.	3,000	221,670
		251,800

Crude Petroleum & Natural Gas - 3.88%
Apache Corp.	1,500	150,660
Encana Corp.	3,000	58,950
Petroleo Brasileiro S.A. - Petrobras (b)	7,000	185,920
		395,530

Drawing and Insulating Nonferrous Wire - 0.97%
Corning, Inc.	7,000	98,560

Electric Services - 4.45%
Dominion Resources, Inc.	3,500	179,235
Entergy Corp.	2,000	134,400
TECO Energy, Inc.	8,000	140,400
		454,035

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.97%
Emerson Electric Co.	4,000	208,720
Exelon Corp.	5,000	196,050
		404,770

Engines & Turbines - 1.18%
Cummins, Inc.	1,000	120,040

Fats & Oils - 0.47%
Archer-Daniels- Midland Co.	1,500	47,490

Fire Marine & Casualty Insurance - 0.16%
Allstate Corp./The	500	16,460

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
March 31, 2012
(Unaudited)
		Fair
Common Stocks - 95.61% - continued	Shares	Value

Food & Kindred Products - 2.62%
Campbell Soup Co.	3,000	$101,550
Unilever PLC (b)	5,000	165,250
		266,800

Gold & Silver Ores - 3.21%
Barrick Gold Corp.	4,000	173,920
Newmont Mining Corp.	3,000	153,810
		327,730

Householding Furniture - 1.13%
Leggett & Platt, Inc.	5,000	115,050

Life Insurance - 1.83%
MetLife, Inc.	5,000	186,750

Machine Tools, Metal Cutting Types - 0.66%
Kennametal, Inc.	1,500	66,795

Measuring & Controlling Devices - 0.83%
Thermo Fisher Scientific, Inc. (a)	1,500	84,570

Miscellaneous Publishing - 0.99%
Thomson Reuters Corp.	3,500	101,150

Motor Vehicles & Passenger Car Bodies - 2.20%
Ford Motor Co.	18,000	224,820

National Commercial Banks - 0.95%
PNC Financial Services Group, Inc.	1,500	96,735

Natural Gas Transmission & Distribution - 1.55%
Spectra Energy Corp.	5,000	157,750

Oil & Gas Field Machinery & Equipment - 1.60%
Baker Hughes, Inc.	2,000	83,880
National-Oilwell Varco, Inc.	1,000	79,470
		163,350

Oil, Gas Field Services - 0.69%
Schlumberger Ltd.	1,000	69,930

Perfumes, Cosmetics & Other Toilet Preparations - 0.57%
Avon Products, Inc.	3,000	58,080

Petroleum Refining - 2.63%
Chevron Corp.	2,500	268,100

Pharmaceutical Preparations - 6.54%
Bristol-Meyers Squibb Co.	10,000	337,500
GlaxoSmithKline PLC	2,500	112,275
Eli Lilly & Co.	1,000	40,270
Merck & Co., Inc.	1,000	38,400
Novartis AG	2,500	138,525
		666,970

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
March 31, 2012
(Unaudited)
		Fair
Common Stocks - 95.61% - continued	Shares	Value

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 3.63%
E.I. du Pont de Nemours and Co.	7,000	$370,300

Public Building and Related Furniture - 1.59%
Johnson Controls, Inc.	5,000	162,400

Radio & TV Broadcasting & Communications Equipment - 0.33%
QUALCOMM, Inc.	500	34,010

Radio Telephone Communications - 3.27%
Tele Norte Leste Participacoes S.A. (b)	5,000	56,750
Vodafone Group Plc (b)	10,000	276,700
		333,450

Railroads, Line-Haul Operating - 0.84%
CSX Corp.	4,000	86,080

Refuse Systems - 0.34%
Waste Management, Inc.	1,000	34,960

Retail - Drug Stores and Proprietary Stores - 0.99%
Walgreen Co.	3,000	100,470

Retail - Lumber & Other Building Materials Builders - 0.31%
Lowe's Companies, Inc.	1,000	31,380

Retail - Variety Stores - 1.49%
Target Corp.	500	29,135
Wal-Mart Stores, Inc.	2,000	122,400
		151,535

Rolling Drawing & Extruding Of Nonferrous Metals - 1.97%
Alcoa, Inc.	20,000	200,400

Secondary Smelting & Refining of Nonferrous Metals - 0.40%
Titanium Metals Corp.	3,000	40,680

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.18%
NYSE Euronext	4,000	120,040

Semiconductors & Related Devices - 3.40%
Applied Materials, Inc.	2,000	24,880
Intel Corp.	10,000	281,100
STMicroelectronics N.V. (c)	5,000	40,950
		346,930

Services - Engineering Services - 1.86%
AECOM Technology Corp. (a)	8,500	190,145

Services - Prepackaged Software - 4.40%
Microsoft Corp.	8,500	274,125
Oracle Corp.	6,000	174,960
		449,085

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Value Equity Fund
Schedule of Investments - continued
March 31, 2012
(Unaudited)
		Fair
Common Stocks - 95.61% - continued	Shares	Value

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.65%
Procter & Gamble Co./The	2,500	$168,025

Steel Works, Blasts Furnaces & Rolling & Finishing Mills - 0.94%
Worthington Industries, Inc.	5,000	95,900

Surgical & Medical Instruments & Apparatus - 4.43%
Becton, Dickinson & Co.	3,000	232,950
Covidien PLC	4,000	218,720
		451,670

Telephone Communications (No Radio Telephone) - 2.33%
AT&T, Inc.	1,500	46,845
Verizon Communications, Inc.	5,000	191,150
		237,995

Water Supply - 1.10%
California Water Service Group	3,500	63,735
SJW Corp.	2,000	48,240
		111,975

Water Transportation - 1.57%
Carnival Corp.	5,000	160,400

Wholesale - Groceries & Related Products - 2.64%
Sysco Corp.	9,000	268,740

TOTAL COMMON STOCKS (Cost $9,228,510)		9,749,457

Money Market Securities - 3.58%
Fidelity Institutional Government Portfolio - Class I, 0.01% (d)	364,787	364,787

TOTAL MONEY MARKET SECURITIES (Cost $364,787)		364,787

TOTAL INVESTMENTS (Cost $9,593,297) - 99.19%		$10,114,244

Other assets less liabilities - 0.81%		82,469

TOTAL NET ASSETS - 100.00%		$10,196,713

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registered.
(d) Variable rate security; the money market rate shown represents the rate at March 31, 2012.

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
March 31, 2012
(Unaudited)

Corporate Bonds - 69.13%	Principal	Fair
	Amount	Value
Corporate Bonds - Domestic - 62.89%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$326,758
Agilent Technologies, Inc. 5.000%, 07/15/2020	300,000	334,076
American Express Credit Co., 7.300%, 08/20/2013	202,000	218,658
American International Group, Inc., 4.250%, 09/15/2014	125,000	129,113
American International Group, Inc., 5.850%, 01/16/2018	275,000	299,802
Amgen, Inc., 4.850%, 11/18/2014	25,000	27,367
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	327,562
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	97,978
Applied Materials, Inc., 4.300%, 06/15/2021	225,000	245,269
Associates Banc-Corp., 5.125%, 03/28/2016	300,000	317,107
Associates Corp., 6.950%, 11/01/2018	200,000	226,676
AT&T Inc., 2.950%, 05/15/2016	275,000	290,882
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	288,624
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	238,723
Boeing Co., 5.000%, 03/15/2014	200,000	217,610
Capital One Financial Corp., 6.750%, 09/15/2017	500,000	589,525
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	261,069
Cigna Corp., 8.500%, 05/01/2019	125,000	159,420
Citigroup, Inc., 5.500%, 04/11/2013	600,000	622,805
Citigroup, Inc., 5.125%, 05/05/2014	200,000	211,008
CME Group, Inc., 5.750%, 02/15/2014	250,000	272,734
Comcast Corp., 6.500%, 01/15/2015	99,000	113,038
Compass Bank, 5.900%, 04/01/2026	200,000	183,188
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	137,083
CVS Caremark Corp., 4.750%, 05/18/2020	225,000	252,448
Devon Energy Corp., 5.625%, 01/15/2014	125,000	135,749
Discover Financial Services, Inc., 10.250%, 07/15/2019	275,000	361,512
Dow Chemical Co., 7.600%, 05/15/2014	96,000	108,756
Dow Chemical Co., 5.900%, 02/15/2015	100,000	112,645
Fannie Mae, 2.000%, 07/27/2016	650,000	653,113
FedEx Corp., 7.375%, 01/15/2014	275,000	303,874
Federal Farm Credit Bank, 2.040%, 07/27/2016	1,000,000	1,005,882
Fifth Third Bancorp., 0.605%, 05/17/2013 (b)	250,000	247,899
Fifth Third Bancorp., 3.625%, 01/25/2016	340,000	358,402
General Electric Capital Corp., 5.000%, 01/08/2016	275,000	305,722
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	310,669
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	318,417
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	229,097
Hartford Financial Services, 5.375%, 03/15/2017	175,000	186,532
Hewlett-Packard Co., 3.000%, 09/15/2016	150,000	154,240
Home Depot, Inc., 5.400%, 03/01/2016	200,000	231,006
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	637,683
Huntington National Bank, 5.375%, 02/28/2019	250,000	244,827

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2012
(Unaudited)

Corporate Bonds - 69.13% - continued	Principal	Fair
	Amount	Value
Corporate Bonds - Domestic - 62.89% - continued
International Paper Co., 9.375%, 05/15/2019	$125,000	$165,384
Intuit Inc., 5.750%, 03/15/2017	250,000	286,996
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	199,500
JP Morgan Chase & Co., 6.000%, 01/15/2018	275,000	318,518
Juniper Network, Inc., 4.600%, 03/15/2021	225,000	239,366
Keycorp, 6.500%, 05/14/2013	400,000	422,163
KLA-Tencorp Corp., 6.900%, 05/01/2018	150,000	179,073
Lazard Group, 6.850%, 06/15/2017	280,000	308,166
Marriott International, Inc., 5.625%, 02/15/2013	150,000	155,814
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	263,557
Merrill Lynch & Co., 6.875%, 04/25/2018	500,000	556,545
Metlife, Inc., 6.817%, 08/15/2018	510,000	625,736
Morgan Stanley, 6.000%, 04/28/2015	350,000	366,595
Morgan Stanley, 5.375%, 10/15/2015	450,000	465,221
National City Corp., 4.900%, 01/15/2015	250,000	274,416
New York Life Insurance Co., 5.250%, 10/16/2012 (a)	450,000	461,333
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	276,598
Prudential Financial, Inc., 4.750%, 09/17/2015	200,000	217,276
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	346,018
Public Service Electric and Gas Co., 5.125%, 09/01/2012	175,000	178,191
Regions Financial Corp., 4.875%, 04/26/2013	100,000	102,750
Sempra Energy, 8.900%, 11/15/2013	150,000	167,879
Sempra Energy, 6.500%, 06/01/2016	250,000	295,796
Simon Property Group LP, 5.250%, 12/01/2016	300,000	339,625
Starbucks Corp., 6.250%, 08/15/2017	300,000	352,887
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	450,008
Swiss Re Solutions Holding Corp., 7.000%, 02/15/2026	180,000	207,972
Symantec Corp., 4.200%, 09/15/2020	300,000	306,571
Travelers Companies, Inc., 5.375%, 12/15/2017	275,000	327,857
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	123,858
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	378,469
Zions Bancorp., 7.750%, 09/23/2014	150,000	164,343
		21,819,029

Corporate Bond - Canada - 2.72%
Bank of Montreal, 2.500%, 01/11/2017	300,000	306,278
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	36,176
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	136,889
Manulife Financial Corp., 3.400% 09/17/2015	450,000	463,600
		942,943

Corporate Bonds - Luxembourg - 0.75%
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	147,700
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	113,272
		260,972

Corporate Bonds - Netherlands - 1.01%
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	239,638
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	113,028
		352,666

Corporate Bond - Spain - 1.04%
Telefonica Emisiones SAU, 4.949%, 01/15/2015	350,000	361,141

Corporate Bond - Switzerland - 0.72%
Credit Suisse New York, 5.300%, 08/13/2019	225,000	248,406

TOTAL CORPORATE BONDS (Cost $22,626,319)		23,985,157

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2012
(Unaudited)
	Principal	Fair
	Amount	Value

Mortgage-Backed Securities - 9.11%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	$130,759	$142,547
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	207,889	224,830
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	126,866	137,204
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	210,455	230,391
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	223,364	245,116
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	124,825	136,533
Federal National Mortgage Association, Pool # MA0918, 4.000%, 12/01/2041	1,215,004	1,275,669
Federal National Mortgage Association, Pool # AB4300, 3.500%, 01/01/2042	745,088	766,172

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,052,141)		3,158,462

U.S. Government Securities - 17.78%
U.S. Treasury Note, 3.875%, 10/31/2012	650,000	663,965
U.S. Treasury Note, 2.250%, 03/31/2016	550,000	581,926
U.S. Treasury Note, 1.875%, 10/31/2017	800,000	828,062
U.S. Treasury Note, 3.625%, 08/15/2019	675,000	766,178
U.S. Treasury Note, 3.500%, 05/15/2020	1,355,000	1,524,375
U.S. Treasury Note, 3.625%, 02/15/2021	225,000	254,742
U.S. Treasury Note, 3.125%, 05/15/2021	400,000	435,438
U.S. Treasury Note, 5.000%, 05/15/2037	850,000	1,114,430

TOTAL U.S. GOVERNMENT SECURITIES (Cost $6,051,643)		6,169,116

	Shares
Preferred Stocks - 0.06%
Fannie Mae - Series S., 8.250%	16,000	22,080

TOTAL PREFERRED STOCKS (Cost $400,000)		22,080

Common Stocks - 0.30%

Crude Petroleum & Natural Gas
Linn Energy, LLC	2,750	104,913

COMMON STOCKS (Cost $99,519)		104,913

Real Estate Investment Trusts - 1.19%
Apollo Commercial Real Estate Finance, Inc.	10,000	156,500
Chimera Investment Corp.	38,000	107,540
Starwood Property Trust, Inc.	7,000	147,140

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $448,338)		411,180

Closed End Funds - 0.49%
NGP Capital Resources Co.	7,000	45,850
Pennantpark Investment Co.	12,000	124,800

TOTAL CLOSED END FUNDS (Cost $198,936)		170,650

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2012
(Unaudited)
		Fair
	Shares	Value
Money Market Securities - 0.97%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	336,420	$336,420

TOTAL MONEY MARKET SECURITIES (Cost $336,420)		336,420

TOTAL INVESTMENTS (Cost $33,213,316) - 99.03%		$34,357,978

Other assets less liabilities - 0.97%		336,617

TOTAL NET ASSETS - 100.00%		$34,694,595

(a) Private Placement and restricted security under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable rate securities; the coupon rate shown represents the rate at March 31, 2012.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2012.

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Assets and Liabilities
March 31, 2012
(Unaudited)
	FCI Value Equity Fund	FCI Bond Fund
Assets
Investment in securities:
At cost	$9,593,297	$33,213,316
At value	$10,114,244	$34,357,978

Receivable for investments sold	88,178	-
Dividends receivable	11,611	15,460
Interest receivable	3	-
Receivable due from Advisor (a)	4,211	-
Interest receivable	-	342,801
Receivable for capital stock sold	9,842	1,717
Prepaid expenses	10,319	5,864
Total assets	10,238,408	34,723,820

Liabilities
Payable for investments purchased	29,472	-
Payable to administrator, transfer agent, and fund accountant (a)	6,250	6,834
Payable from capital stock purchased	-	1,261
Payable to custodian (a)	509	787
Payable to trustees and officers	65	64
Payable to Advisor (a)	-	9,427
Other accrued expenses	5,399	10,852
Total liabilities	41,695	29,225

Net Assets	$10,196,713	$34,694,595

Net Assets consist of:
Paid in capital	$8,864,878	$33,382,880
Accumulated undistributed net investment income (loss)	25,893	11,075
Accumulated net realized gain (loss) from investment transactions	784,995	154,611
Net unrealized appreciation (depreciation) on investments	520,947	1,146,029

Net Assets	$10,196,713	$34,694,595

Shares outstanding (unlimited number of shares authorized)	934,682	3,297,269

Net Asset Value and offering price per share	$10.91	$10.52

Redemption price per share (b) (Net Asset Value * 99%)	$10.80	$10.41

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Funds charge a 1% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Operations
For The Six Months Ended March 31, 2012
(Unaudited)

	FCI	FCI
	Value Equity Fund	Bond Fund
Investment Income
Dividend income (net of foreign withholding tax of $1,145, Equity Fund)	$140,959	$54,145
Interest income	35	641,044
Total Income	140,994	695,189

Expenses
Investment advisor fee (a)	35,433	67,370
Administration expenses (a)	14,913	14,913
Transfer agent expenses (a)	13,691	14,227
Fund accounting expenses (a)	9,957	9,957
Legal expenses	7,827	3,888
Audit expenses	6,655	7,545
Trustee expenses	4,761	4,763
Custodian expenses (a)	3,555	7,218
CCO expenses	4,126	4,123
Registration expenses	4,295	6,972
Insurance expenses	1,600	1,600
Pricing expenses	1,597	5,991
Report printing expenses	612	662
Miscellaneous expenses	438	667
24f-2 expenses	-	-
Total Expenses	109,460	149,896
Reimbursed expenses and waived fees (a)	(50,449)	(14,729)
Net operating expenses	59,011	135,167
Net investment income	81,983	560,022

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	950,098	172,606
Change in unrealized appreciation (depreciation)
on investment securities	1,092,270	293,431
Net realized and unrealized gain (loss) on investment securities	2,042,368	466,037
Net increase (decrease) in net assets resulting from operations	$2,124,351	$1,026,059

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets

	FCI Value Equity Fund

	For the Six
	Months Ended	Year ended
	March 31, 2012 (Unaudited)	September 30, 2011
Operations
Net investment income	$81,983	$87,649
Net realized gain (loss) on investment securities	950,098	1,710,664
Change in unrealized appreciation (depreciation)
on investment securities	1,092,270	(1,527,659)
Net increase (decrease) in net assets resulting from operations	2,124,351	270,654

Distributions
From net investment income	(120,849)	(75,399)
From net realized gain	(43,689)	-
Total distributions	(164,538)	(75,399)

Capital Share Transactions
Proceeds from shares sold	604,714	3,688,172
Reinvestment of distributions	43,858	20,694
Amount paid for shares redeemed	(4,298,871)	(4,804,663)
Proceeds from redemption fees	5	-
Net increase (decrease) in net assets resulting
from share transactions	(3,650,294)	(1,095,797)

Total Increase (Decrease) in Net Assets	(1,690,481)	(900,542)

Net Assets
Beginning of period	11,887,194	12,787,736

End of period	$10,196,713	$11,887,194

Accumulated undistributed net investment income
included in net assets at end of period	$25,893	$64,759

Capital Share Transactions
Shares sold	57,958	359,456
Shares issued in reinvestment of distributions	4,484	2,065
Shares redeemed	(411,282)	(476,410)

Net increase (decrease) from capital share transactions	(348,840)	(114,889)

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets

	FCI Bond Fund

	For the Six
	Months Ended	Year ended
	March 31, 2012 (Unaudited)	September 30, 2011
Operations
Net investment income	$560,022	$1,168,219
Net realized gain (loss) on investment securities	172,606	194,861
Change in unrealized appreciation (depreciation)
on investment securities	293,431	(864,534)
Net increase (decrease) in net assets resulting from operations	1,026,059	498,546

Distributions
From net investment income	(562,274)	(1,178,327)
From net realized gain	(166,868)	(678,349)
Total distributions	(729,142)	(1,856,676)

Capital Share Transactions
Proceeds from shares sold	3,814,680	8,249,179
Reinvestment of distributions	62,937	156,507
Amount paid for shares redeemed	(3,079,298)	(8,593,033)
Proceeds from redemption fees	91	-
Net increase (decrease) in net assets resulting
from share transactions	798,410	(187,347)

Total Increase in Net Assets	1,095,327	(1,545,477)

Net Assets
Beginning of period	33,599,268	35,144,745

End of period	$34,694,595	$33,599,268

Accumulated undistributed net investment income
included in net assets at end of period	$11,075	$13,327

Capital Share Transactions
Shares sold	362,546	781,256
Shares issued in reinvestment of distributions	6,055	15,007
Shares redeemed	(293,352)	(810,097)

Net increase (decrease) from capital share transactions	75,249	(13,834)

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout each period)

	FCI Value Equity Fund

	For the Six Months Ended March 31, 2012		Year ended	Year ended	Year ended		Year ended		Year ended
	(Unaudited)		September 30, 2011	September 30, 2010	September 30, 2009		September 30, 2008		September 30, 2007

Selected Per Share Data:
Net asset value, beginning of period	$ 9.26		$ 9.14	$ 8.71	$ 9.80		$ 12.76		$ 10.65

Income (loss) from investment operations:
Net investment income	0.08		0.06	0.06	0.05		0.05		0.08
Net realized and unrealized gains
(losses)	1.71		0.11	0.43	(1.09)		(2.21)		2.11
Total income from investment
operations	1.79		0.17	0.49	(1.04)		(2.16)		2.19

Less distributions:
From net investment income	(0.10)		(0.05)	(0.06)	(0.05)		(0.06)		-
From net realized gain	(0.04)		-	-	-		(0.74)		(0.08)
Total distributions	(0.14)		(0.05)	(0.06)	(0.05)		(0.80)		(0.08)

Paid in capital from redemption fees	-	(a)	-	-	-	(a)	-	(a)	-	(a)

Net asset value, end of period	$ 10.91		$ 9.26	$ 9.14	$ 8.71		$ 9.80		$ 12.76

Total Return (b)	19.51%	(c)	1.86%	5.62%	-10.47%		-18.02%		20.65%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 10,197		$ 11,887	$ 12,788	$ 12,786		$ 10,168		$ 10,434

Ratio of expenses to average net assets	1.00%	(d)	1.00%	1.00%	1.00%		1.00%		1.00%
Ratio of expenses to average net assets
before reimbursement	1.85%	(d)	1.64%	1.84%	1.95%		1.88%		1.91%
Ratio of net investment income to
average net assets	1.39%	(d)	0.63%	0.65%	0.80%		0.52%		0.79%
Ratio of net investment loss to
average net assets before reimbursement	0.53%	(d)	(0.01)%	(0.19)%	(0.15)%		(0.36)%		(0.12)%
Portfolio turnover rate	33.16%		132.16%	206.29%	230.75%		197.30%		131.65%

(a) Redemption fees resulted in less than $0.005 per share in each period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not Annualized
(d) Annualized

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout each period)

	FCI Bond Fund

	For the Six Months Ended March 31, 2012 (Unaudited)		Year ended September 30, 2011	Year ended September 30, 2010		Year ended September 30, 2009		Year ended September 30, 2008		Year ended September 30, 2007

Selected Per Share Data:
Net asset value,
beginning of period	$10.43		$10.86	$10.47		$9.64		$10.03		$9.98

Income (loss) from investment operations:
Net investment income	0.17		0.36	0.43		0.38		0.42		0.40
Net realized and unrealized
gains (losses)	0.14		(0.22)	0.40		0.87		(0.37)		0.05
Total income from investment
operations	0.31		0.14	0.83		1.25		0.05		0.45

Less distributions:
From net investment
income	(0.17)		(0.36)	(0.42)		(0.38)		(0.44)		(0.40)
From net realized gain	(0.05)		(0.21)	(0.02)		(0.04)		-		-
Total distributions	(0.22)		(0.57)	(0.44)		(0.42)		(0.44)		(0.40)

Paid in capital from redemption fees	-	(a)	-	-	(a)	-	(a)	-	(a)	-	(a)

Net asset value, end of period	$10.52		$10.43	$10.86		$10.47		$9.64		$10.03

Total Return (b)	3.06%	(c)	1.45%	8.12%		13.16%		0.37%		4.58%

Ratios and Supplemental Data:
Net assets, end of period
(000)	$34,695		$33,599	$35,145		$27,986		$16,116		$15,405

Ratio of expenses to
average net assets	0.80%	(d)	0.80%	0.80%		0.80%		0.80%		0.80%
Ratio of expenses to average net assets
before reimbursement	0.89%	(d)	0.87%	0.96%		1.06%		1.21%		1.31%
Ratio of net investment income to
average net assets	3.33%	(d)	3.37%	3.97%		3.92%		4.15%		4.28%
Ratio of net investment income to average net assets
before reimbursement	3.24%	(d)	3.30%	3.81%		3.66%		3.74%		3.77%
Portfolio turnover rate	25.18%		54.86%	63.02%		61.35%		25.99%		34.10%

(a) Redemption fees resulted in less than $0.005 per share in each period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not Annualized
(d) Annualized

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Notes to the Financial Statements
March 31, 2012
(Unaudited)

NOTE 1. ORGANIZATION

The FCI Value Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on June 13, 2005.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees.  The Equity Fund commenced operations on October 5, 2005 and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the Funds is Financial Counselors, Inc. (the “Advisor”).  The Equity Fund seeks to provide long-term capital appreciation. The Bond Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis for the Equity Fund and a quarterly basis for the Bond Fund.    Each Fund intends to distribute  its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, closed-end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, U.S. government securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used at March 31, 2012 in valuing the Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,749,457	$-	$-	$9,749,457

Money Market Securities	364,787	-	-	364,787

Total	$10,114,244	$-	$-	$10,114,244

* Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at March 31, 2012 in valuing the Bond Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	23,985,157	-	$23,985,157
Mortgage-Backed Securities	-	3,158,462	-	3,158,462
U.S. Government Securities	-	6,169,116	-	6,169,116
Preferred Stocks	22,080	-	-	22,080
Common Stocks	104,913	-	-	104,913
Real Estate Investment Trusts	411,180	-	-	411,180
Closed End Funds	170,650	-	-	170,650
Money Market Securities	336,420	-	-	336,420
Total	$1,045,243	$33,312,735	$-	$34,357,978

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of March 31, 2012

FCI Funds
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements, (each, an “Agreement”), the Advisor manages the Funds’ investments subject to approval of the Board. As compensation for its management services, the Funds are obligated respectively to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Equity Fund’s average daily net assets and 0.40% of the Bond Fund’s average daily net assets.  For the six months ended March 31, 2012, the Advisor earned fees of $35,433 from the Equity Fund and $67,370 from the Bond Fund before waiving a portion of those fees, as described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Funds) do not exceed 1.00% of the Equity Fund’s average daily net assets and 0.80% of the Bond Fund’s average daily net assets through January 31, 2013.

For the six months ended March 31, 2012, the Advisor waived fees and reimbursed expenses of $50,449 for the Equity Fund and $14,729 for the Bond Fund. At March 31, 2012, the Advisor owed $4,211, to the Equity Fund and was owed $9,427 by the Bond Fund.  Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2011, were as follows:

		Subject to Repayment
Fund	Amount	Until September 30,

Equity	$95,506	2012
	103,957	2013
	88,592	2014

Bond	$58,104	2012
	48,091	2013
	25,101	2014

For the six months ended March 31, 2012, $50,449 for the Equity Fund and $14,729 for the Bond Fund, respectively,  may be subject to potential repayment by the Fund to the Adviser through September 30, 2015.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2012, HASI earned fees of $14,913 for administrative services provided to the Equity Fund and $14,913 for the Bond Fund, respectively. At March 31, 2012, HASI was owed $2,455 from each of the Funds, for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the six months ended March 31, 2012, the Custodian earned fees of $3,555 and $7,218 from the Equity Fund and the Bond Fund, respectively, for custody services provided to the Funds. At March 31, 2012, the Custodian was owed $509 by the Equity Fund and $787 by the Bond Fund for custody services.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2012, HASI earned fees of $13,691 for transfer agent services expenses incurred in providing transfer agent services for the Equity Fund. For the fiscal year March 31, 2012, HASI earned fees of $14,227 for transfer agent services expenses in providing transfer agent services for the Bond Fund. At March 31, 2012, the Equity Fund owed HASI $2,171 for transfer agent services expenses. At March 31, 2012, the Bond Fund owed HASI $2,755 for transfer agent services expenses.  For the six months ended March 31, 2012, HASI earned fees of $9,957 from each Fund, respectively, for fund accounting services.  At March 31, 2012, HASI was owed $1,624 from each Fund, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the fiscal year ended March 31, 2012, The Distributor, HASI and the Custodian are controlled by Huntington Bancshares, Inc.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENTS

For the six months ended March 31, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Equity Fund	Bond Fund
U.S. Government Obligations	$-	$3,758,950
Other	3,661,335	4,748,553
Sales
U.S. Government Obligations	$-	$4,888,402
Other	7,330,218	3,354,164

As of March 31, 2012, the net unrealized depreciation of investments for tax purposes was as follows:

	Equity Fund	Bond Fund
Gross Appreciation	$807,858	$1,675,767
Gross (Depreciation)	(289,151)	(518,409)

Net Appreciation (Depreciation) on Investments	$518,707	$1,157,358

At March 31, 2012, the aggregate cost of securities for federal income tax purposes was $9,595,537 for the Equity Fund and $33,200,620 for the Bond Fund.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940.  At March 31, 2012, Midwest Trust Company, an affiliate of the Advisor, for the benefit of its customers, owned 90.36% of the Bond Fund and 69.48% of the Equity Fund. As a result, Midwest Trust Company may be deemed to control each Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund:

On December 15, 2011, the Equity Fund paid an income distribution of $0.1029 per share and a long-term capital gain distribution of $0.0372 per share to shareholders of record on December 14, 2011.

The tax characterization of distributions for the fiscal years ended September 30, 2011 and September 30, 2010 was as follows:

	2011	2010
Distributions paid from
Ordinary Income	$75,399	$81,143
	$75,399	$81,143

Bond Fund:

For the six months ended March 31, 2012, the Bond Fund paid quarterly income distributions totaling $0.1729 per share to shareholders.

On December 15, 2011, the Bond Fund paid an income distribution of $0.1029 per share and a short-term capital gain distribution of $0.0223 per share and a long-term capital gain distribution of $0.0296 per share to shareholders of record on December 14, 2011.

The tax characterization of distributions for the fiscal years ended September 30, 2011 and September 30, 2010 was as follows:

	2011	2010
Distributions paid from
Ordinary Income	$1,434,776	$1,169,474
Long-term Capital Gain	421,900	56,822
	$1,856,676	$1,226,296

FCI Funds
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

At September 30, 2011, the components of distributable earnings on a tax basis were as follows:

	Equity	Bond

Undistributed ordinary income	$64,759	$54,247
Undistributed long-term capital gain (loss)	-	95,257
Capital loss carryforward	(119,174)	-
Net Unrealized appreciation (depreciation)	(573,563)	865,294
	$(627,978)	$1,014,798
*Short term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2011, the difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and other differences relating to the tax treatment of underlying securities. The Equity Fund deferred wash sales in the amount of $2,240. The Bond Fund deferred wash sales in the amount of $631.

NOTE 9. CAPITAL LOSS CARRYFORWARD

At September 30, 2011, the Equity Fund had available for federal tax purposes unused capital loss carryforwards of $119,174 which are available to offset future realized gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

	Amount	Expires September 30,

Equity Fund	$119,174	2018

 NOTE 10. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Bond Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor. The Bond Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2012
(Unaudited)

NOTE 10. RESTRICTED SECURITIES – continued

At March 31, 2012, the fair value of such securities amounted to $461,333 and 1.33% of the net assets of the Bond Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value

New York Life Insurance Co., 5.250%, 10/16/2012	4/16/2009	$450,000	$450,941	$461,333

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Trust.  There are no subsequent events to report.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly, Interested

OFFICERS
John C. Swhear, Senior Vice President & Interim President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISOR
Financial Counselors, Inc.
442 West 47th Street
Kansas City, MO  64112

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)           Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)           Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Unified Series Trust

By  /s/ John C. Swhear
John C. Swhear, Interim President

Date           5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ John C. Swhear
John C. Swhear, Interim President

Date           5/30/12

By   /s/ Robert W. Silva
Robert W. Silva, Treasurer

Date           5/30/12